UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                     DATE OF FISCAL YEAR END: APRIL 30, 2010

                    DATE OF REPORTING PERIOD: APRIL 30, 2010

ITEM 1. REPORTS TO STOCKHOLDERS.

                            CAMBIAR OPPORTUNITY FUND
                       CAMBIAR INTERNATIONAL EQUITY FUND
                             CAMBIAR SMALL CAP FUND
                         CAMBIAR AGGRESSIVE VALUE FUND

                          Annual Report April 30, 2010
                         The Advisors' Inner Circle Fund

                            (CAMBIAR INVESTORS LOGO)

                                   (GRAPHIC)

                                                         MANAGER FOR ALL SEASONS

THE ADVISORS' INNER CIRCLE FUND                                   CAMBIAR FUNDS
                                                                  APRIL 30, 2010

                               TABLE OF CONTENTS

Shareholders' Letter .....................................................     1
Schedules of Investments .................................................    10
Statements of Assets and Liabilities .....................................    26
Statements of Operations .................................................    28
Statements of Changes in Net Assets ......................................    30
Financial Highlights .....................................................    34
Notes to Financial Statements ............................................    40
Report of Independent Registered Public Accounting Firm ..................    52
Trustees and Officers of The Advisors' Inner Circle Fund .................    54
Disclosure of Fund Expenses ..............................................    62
Notice to Shareholders ...................................................    64

The Funds file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-777-8227; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

                                                          CAMBIAR INVESTORS, LLC
                                                              SHAREHOLDER LETTER
                                                                  APRIL 30, 2010

Dear Investor:

The fiscal year ended April 2010 marked a welcome departure from the dismal returns of the preceding "lost" decade of the 'aughts, with a total return of some 39% as measured by the S&P 500 Index, and with somewhat greater returns outside the U.S. For the full calendar year 2009, the U.S. stock market rose by 26% as measured by the S&P 500 Index, the second best performance of the dismal 'aughts decade. Though 2009 commenced with a fierce selloff that reflected widespread fears of continued financial and economic dysfunction and the potential for a modern global depression, evidence mounted early in the year and continued throughout that these extreme outcomes were not coming to fruition. With stocks priced for a calamity, there was ample opportunity to recover lost value. Almost every stock market in the world registered a material double digit percentage gain, following the horrific declines of 2008 when 100% (yes, every single one) of the world's major stock exchanges registered losses, and generally massive ones. Breadth was excellent and the averages understated the improvement in valuations globally in varying degrees.

For Cambiar Investors, calendar 2009 and the fiscal 2010 period for our mutual funds was (statistically) the best year in our 37 year history. For the 2010 fiscal year ending April 30, the large cap Cambiar Opportunity Fund, Investor Class, returned 42.9% compared to the broader market S&P 500 Index which returned 38.8%, and exceeding our prior high return of 38% for our similarly managed institutional composite in the 1975 recovery from the last truly horrific bear market in 1973-74. In other strategies, we generated returns of 56.7% in the Cambiar Small Cap Fund, Investor Class, vs. 48.9% for the Russell 2000 Index, 43.0% in the Cambiar International Equity Fund vs. 34.4% for the MSCI EAFE Index, and 75.2% in our Cambiar Aggressive Value (concentrated) Fund vs. 40.9% for the Russell 3000 Index for fiscal 2010. We normally don't grouse about our statistics in these letters. But those are unusual numbers; we don't expect to generate anything like them for years if ever, as we certainly hope never to endure a similar sequence of financial market collapse and recovery that served as the springboard to 2009 for the balance of our careers. It does feel awfully good to help our clients participate to that extent in the recovery rally that began in March 2009.

Looking forward into the near term, we expect much different conditions to prevail in 2010. Financial history has a way of repeating itself in a manner not dissimilar

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

from real world history. Arguably, the financial collapse of 2007-9 and the massive recession associated with this downturn generated a major market low in early 2009 that should not be revisited. Following previous major bear market lows (both prewar and postwar), the bull market gains in the first year tend to be extraordinary when measured off the very bottom tick of the prior low, and this indeed has been the case. However as a bull market advance enters its second year, stock market returns tend to lapse into a somewhat frustrating phase of consolidation and multiple contraction that can last for a year or longer. This is the historical pattern; it happened in the 1940s, the 1960s, the early 1970s, the early 1980s, and most recently in the 2004-5 time period following the global market lows reached in March 2003. With the U.S. market up almost 80% off a very brief but cataclysmic bottom in a fifty seven week time span, a consolidation phase is reasonable to expect over the balance of 2010 and potentially into 2011.

To be sure, should historical patterns prevail, there will likely be many intellectual rationalizations as to why equities are not able to sustain an advance. These may include weakness in the Eurozone, pending tax increases, repeated catcalls for the elements that led to the market collapse of 2008 to reassert themselves, geopolitical risk factors... To be a proper student of history, it is not so much the "why" as the "that." Which is - individual stocks generally and broader markets in the aggregate tend to need to digest significant gains - and the news thusly follows the markets to rationalize a dampened mood, as opposed to the other way around. We tend to think that as markets amble through this consolidation phase, a keen focus on valuation and value accretion by individual businesses will prove more effective than to try to time the next big market moves and sectoral rotations. While the forecast might not be terribly intriguing, at some point market consolidation phases conclude and further advances can occur, sometimes rather quickly. Importantly, just as the ultimate market low in 2009 was exceedingly difficult to forecast or to invest around, we would expect a similar market inflection to be difficult to pinpoint. This general mindset permeates all our funds and investment strategies as we enter the new fiscal year.

Thoughts about the 'Aughts - While 2009 was clearly a good year to own stocks and to stay constructive in the face of obvious concerns, the recovery of 2009 simply made the 'aughts decade LESS BAD. The recovery of 2009 will shortly dim from memory, to be replaced by the misfortunate label as the final year in the worst decade for equity returns in the otherwise long and generally favorable history of the U.S. stock market. For the decade, the S&P 500 Index generated a 10-year loss of -9% including dividends, and a loss of -24% without them, while the tech-led NASDAQ Composite Index, the supernova of the preceding decade, produced a 10-year loss of -44%, or -41% including dividends. In the interim, one had to negotiate two market crashes of -49% and -52% for the S&P 500 and a vastly worse combination of -78% and -54% market collapses

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

for the NASDAQ Composite Index at the front and back ends of the decade. The venerable Dow Jones Industrial Average (the "Dow") generated a relatively less harrowing loss of -9% for the decade and an actual net gain of +13% for the decade including dividends, though arguably with 6 of the 30 Dow components requiring some form of public sector assistance to stave off (or simply delay) bankruptcy in the 2008-2009 financial collapse, perhaps the old Dow Index says even more about the perniciously bad state of affairs for old line American companies entering the 'tens.

The Big 4 Calls of the 2000s - Stocks, and especially U.S. stocks, have not performed well in the last 10 years. To avoid losses even greater than what the markets dished out one needed to make at least two or three timely and accurate decisions about the following:

     1. At the end of the 1990s, one needed to rotate capital aggressively out of large cap growth and technology investments because they were (astonishingly) overvalued. As these dominated cap-weighted indexes, this became in essence a market call.

     2. As the recession of 2001-02 ended, one needed to be constructive particularly on the very industrial, commodity, and "old economy" businesses which were not en vogue at the start of the decade.

     3. As evidence mounted that a housing and financing bubble was rolling over in 2007, a conservative and skeptical bias regarding the ultimate resolution of these credit imbalances and the impact on fundamentals and valuation was exceedingly beneficial.

     4. After the markets collapsed in 2008 and central banks avoided the mistakes of the 1930s by reliquefying the system, the same skeptical bias became unproductive and needed to switch to an optimistic bias.

     - One could have avoided any need to get any of calls 2 through 4 right by holding bonds and commodities, as the returns on these asset classes greatly outclassed those of equities. Given the super-normal returns of these asset classes relative to equities over the last ten years, the case for them today is much less clear.

Arguably, all four "big calls" represented against the grain, against the then-prevailing financial wisdom decisions, and in each case represented stark 180 degree reversals from prior trends. After all, a scant ten years ago U.S. unemployment reached a generational low of 3.8%, we ran a budget surplus (!), and the dominance of U.S.-style capitalism was unquestioned. And yet stocks had priced this ideal scenario in and then some, leading to inevitable disappointment and a variety of unpredictable consequences, as one by one, all the positives cited above mutated into negatives. Arguably,

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

the rally that commenced in March was similarly counter-intuitive but occurred within a context of overwhelming valuation support. These contra-trend investment decisions are not easily made in general and certainly not given the emotions that the extreme ups and downs of the decade naturally stoke. I personally don't know many people that managed to get all four big calls right and on time. We did well with #1 and #4, and only so-so with respect to #2 and #3. In a market that was not poised to generate a positive aggregate return, "long term" investing was far less productive than cleverly dancing around these major directional moves in markets and among risk asset classes.

In the more financially productive decades of the 1980s and 1990s, one did not have to do a lot of flip-flopping. Markets had a clear course; investors did far better by not changing their stance appreciably and by focusing on company specific and industry specific fundamentals. The same could be said of the markets from the mid 1940s to the early 1970s, before a steep inflation cycle stole returns away. Will the 'tens represent a departure from the lurching of markets to and away from extreme outcomes? Arguably it ought to, though there may be clear instances where secular global trends should retain influence to one's positioning.

Why was this decade such a debacle for financial returns? This rhetorical question will likely generate impassioned views in many quarters. Our gut feeling is that a complex analysis of politics and global imbalances misses the core problem - financial markets and individual businesses began the decade grossly overvalued and overconfident in their prospects and acumen in varying degrees, respectively. These are not independent variables; they are in fact rather self-reinforcing. Overvaluation tends to breed overconfidence and a certain capriciousness about key decisions by business leaders and financial market operatives. Ultimately, the catastrophic losses of the 2007-8 time period can broadly be traced to poor capital allocation and risk assumptions. As we look forward to a new decade, have these demons been expunged by the desultory results? We won't know that for awhile, but anecdotal evidence would suggest that as a new decade commences, that attitudes towards capital stewardship, risk management, and associated business decision making have been profoundly altered. Perhaps not coincidentally, the same self-reinforcing dynamic of valuations and associated confidence have come full circle. In December 1999, the S&P 500 traded at a price to earnings multiple of 30x trailing earnings at the tail end of an economic cycle and with little if any slack in the broader economy, suggesting that such earnings would be quite vulnerable in an economic pullback. In April 2010, the same index traded at 15x trailing earnings at the front of an economic cycle and with enormous amounts of idle economic capacity.

We are not going to hazard a conjecture as to the precise path for longer-term market gains, and whether many of the global imbalances that will clearly need to be

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

sorted out in coming years will steal away returns. We really don't know. While the recovery off the low has been breathtaking, the decline to get to the low was all the more so. A lot of value remains on the table. We are exiting a decade in which a lot of paper wealth evaporated and where the tides worked against wealth creation. But there were opportunities and net positive results were achievable. What is abundantly clear, even against this backdrop, is that VALUE WORKS provided you get your analysis correct. We see a lot of value in the marketplace currently. We won't get every analysis correct but we have been getting a lot of them right. Hopefully, we will find the wind more to our backs than to our fronts as the coming years progress.

Thank you for your continued confidence in us.


/s/ Brian M. Barish

Brian M. Barish
President
Cambiar Investors LLC

THIS REPRESENTS MANAGEMENT'S ASSESSMENT OF THE FUNDS AND MARKET ENVIRONMENT AT A PARTICULAR POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

                        DEFINITION OF COMPARATIVE INDICES

MORGAN STANLEY MSCI EAFE INDEX (EUROPE, AUSTRALASIA, FAR EAST) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. As of June 2007, the MSCI EAFE INDEX consisted of the following 21 developed market country indices:
Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

RUSSELL 2000(R) INDEX is a market capitalization-weighted index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

RUSSELL 3000(R) INDEX is a market capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies, which represents approximately 98% of the U.S. equity market.

S&P 500 INDEX is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic equity market through changes in the aggregate market value of 500 stocks representing all major industries.

THE ADVISORS' INNER CIRCLE FUND                                 CAMBIAR
                                                                OPPORTUNITY FUND

Growth of a $10,000 Investment(1)

                         Annualized   Annualized   Annualized     Annualized
                1 Year     3 Year       5 Year       10 Year     Inception to
Class           Return     Return       Return       Return          Date
-----           ------   ----------   ----------   ----------   -------------
Investor        42.89%     (5.75)%       1.92%        4.70%         N/A
Institutional   43.29%     (5.50)%        N/A          N/A          1.10%

                              (PERFORMANCE GRAPH)


                          CAMBIAR OPPORTUNITY FUND
                               INVESTOR CLASS          S&P 500 INDEX

         4/30/2000                $10,000                 $10,000
              2001                $11,563                 $ 8,703
              2002                $11,179                 $ 7,604
              2003                $ 9,579                 $ 6,592
              2004                $13,117                 $ 8,100
              2005                $14,400                 $ 8,613
              2006                $16,829                 $ 9,941
              2007                $18,911                 $11,455
              2008                $17,606                 $10,920
              2009                $11,082                 $ 7,063
              2010                $15,834                 $ 9,807

(1) RETURNS SHOWN REPRESENT THE PERFORMANCE OF THE INVESTOR CLASS. THE PERFORMANCE OF THE INSTITUTIONAL CLASS MAY VARY AS A RESULT OF SHAREHOLDER SERVICING FEES PAID BY THE INVESTOR CLASS. INVESTOR CLASS SHARES WERE OFFERED BEGINNING JUNE 30, 1998 AND INSTITUTIONAL CLASS SHARES WERE OFFERED BEGINNING NOVEMBER 3, 2005.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED,
MAY BE WORTH LESS THAN ITS ORIGINAL COST. IF THE ADVISER HAD NOT LIMITED CERTAIN EXPENSES, THE FUND'S TOTAL RETURN WOULD HAVE BEEN LOWER. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THERE ARE NO ASSURANCES
     THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES. INDEX RETURNS ASSUME
  REINVESTMENT OF DIVIDENDS AND, UNLIKE THE FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS,
   THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST
                        DIRECTLY IN AN UNMANAGED INDEX.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
            ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 5.

THE ADVISORS' INNER CIRCLE FUND                            CAMBIAR INTERNATIONAL
                                                           EQUITY FUND

Growth of a $10,000 Investment(1)

          Annualized   Annualized   Annualized
 1 Year     3 Year       5 Year      10 Year
 Return     Return       Return       Return
-------   ----------   ----------   ----------
 43.02%     (7.04)%       3.94%       3.55%

                              (PERFORMANCE GRAPH)


                           CAMBIAR INTERNATIONAL      MORGAN STANLEY
                                EQUITY FUND          MSCI EAFE INDEX

         4/30/2000                $10,000                $10,000
              2001                $ 9,728                $ 8,370
              2002                $ 9,251                $ 7,208
              2003                $ 7,079                $ 6,036
              2004                $10,757                $ 8,464
              2005                $11,684                $ 9,730
              2006                $15,265                $12,988
              2007                $17,648                $15,561
              2008                $18,856                $15,285
              2009                $ 9,912                $ 8,749
              2010                $14,176                $11,761

(1) RETURNS PRIOR TO SEPTEMBER 9, 2002, REPRESENT THE PERFORMANCE OF THE CAMBIAR INTERNATIONAL EQUITY TRUST, A DELAWARE BUSINESS TRUST (THE "PREDECESSOR INTERNATIONAL FUND"). THE PREDECESSOR INTERNATIONAL FUND WAS MANAGED BY THE SAME ADVISOR WHO CURRENTLY MANAGES THE FUND AND HAD IDENTICAL INVESTMENT OBJECTIVES AND STRATEGIES.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED,
MAY BE WORTH LESS THAN ITS ORIGINAL COST. IF THE ADVISER HAD NOT LIMITED CERTAIN EXPENSES, THE FUND'S TOTAL RETURN WOULD HAVE BEEN LOWER. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THERE ARE NO ASSURANCES
     THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES. INDEX RETURNS ASSUME
  REINVESTMENT OF DIVIDENDS AND, UNLIKE THE FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS,
   THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST
                        DIRECTLY IN AN UNMANAGED INDEX.

     RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
        WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 5.

THE ADVISORS' INNER CIRCLE FUND                                   CAMBIAR
                                                                  SMALL CAP FUND

Growth of a $10,000 Investment(1)


                         Annualized   Annualized    Annualized
                1 Year     3 Year       5 Year     Inception to
Class           Return     Return       Return         Date
-----           ------   ----------   ----------   ------------
Investor        56.73%     (1.34)%       8.81%        9.92%
Institutional   57.08%       N/A          N/A        35.13%

                               (PERFORMANCE GRAPH)


                           CAMBIAR SMALL CAP FUND
                               INVESTOR CLASS       RUSSELL 2000 INDEX

         8/31/2004                $10,000                $10,000
         4/30/2005                $11,209                $10,660
              2006                $15,803                $14,227
              2007                $17,800                $15,341
              2008                $15,388                $13,660
              2009                $10,907                $ 9,461
              2010                $17,094                $14,092

(1) RETURNS SHOWN REPRESENT THE PERFORMANCE OF THE INVESTOR CLASS. THE PERFORMANCE OF THE INSTITUTIONAL CLASS MAY VARY AS A RESULT OF SHAREHOLDER SERVICING FEES PAID BY THE INVESTOR CLASS. INVESTOR CLASS SHARES WERE OFFERED BEGINNING AUGUST 31, 2004 AND INSTITUTIONAL CLASS SHARES WERE OFFERED BEGINNING OCTOBER 31, 2008.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED,
MAY BE WORTH LESS THAN ITS ORIGINAL COST. IF THE ADVISER HAD NOT LIMITED CERTAIN EXPENSES, THE FUND'S TOTAL RETURN WOULD HAVE BEEN LOWER. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THERE ARE NO ASSURANCES
     THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES. INDEX RETURNS ASSUME
  REINVESTMENT OF DIVIDENDS AND, UNLIKE THE FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS,
   THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST
                        DIRECTLY IN AN UNMANAGED INDEX.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
            ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 5.

THE ADVISORS' INNER CIRCLE FUND                               CAMBIAR AGGRESSIVE
                                                              VALUE FUND

Growth of a $10,000 Investment

           Annualized
1 Year    Inception to
Return        Date
------   -------------
75.16%      4.46%

                               (PERFORMANCE GRAPH)


                             CAMBIAR AGGRESSIVE
                                 VALUE FUND         RUSSELL 3000 INDEX

         8/31/2007                $10,000                $10,000
         4/30/2008                $10,783                $ 9,518
              2009                $ 6,414                $ 6,192
              2010                $11,234                $ 8,724

*    BEGINNING OF OPERATIONS.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED,
MAY BE WORTH LESS THAN ITS ORIGINAL COST. IF THE ADVISER HAD NOT LIMITED CERTAIN EXPENSES, THE FUND'S TOTAL RETURN WOULD HAVE BEEN LOWER. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THERE ARE NO ASSURANCES
     THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES. INDEX RETURNS ASSUME
  REINVESTMENT OF DIVIDENDS AND, UNLIKE THE FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS,
   THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST
                        DIRECTLY IN AN UNMANAGED INDEX.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
            ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 5.

THE ADVISORS' INNER CIRCLE FUND                         CAMBIAR OPPORTUNITY FUND
                                                        APRIL 30, 2010

SECTOR WEIGHTINGS (UNAUDITED)+

                                  (BAR CHART)

Oil, Gas & Consumable Fuels       12.4%
Food, Beverage & Tobacco           9.4%
Semi-Conductors & Instruments      7.5%
Medical Products & Services        6.8%
Investment Management Companies    6.1%
Railroads                          5.7%
Insurance                          5.7%
Computer Software                  5.6%
Business Services                  5.1%
Pharmaceuticals                    4.3%
Electronics Manufacturer           3.7%
Aerospace/Defense Equipment        3.6%
Consumer Staples                   3.3%
Agriculture                        3.2%
Retail                             2.5%
Entertainment                      2.5%
Communications and Media           2.4%
Construction & Engineering         2.3%
Containers & Packaging             2.3%
Telecommunications Equipment       2.2%
Battery Technology                 2.2%
Warrants                           0.8%
Short-Term Investment              0.4%

+    PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 97.4%


                                           SHARES       VALUE
                                         ----------   -----------
AEROSPACE/DEFENSE EQUIPMENT -- 3.5%
   Honeywell International ...........      850,000   $40,349,500
                                                      -----------
AGRICULTURE -- 3.2%
   Archer-Daniels-Midland ............    1,300,000    36,322,000
                                                      -----------
BATTERY TECHNOLOGY -- 2.1%
   Cooper Industries, Cl A ...........      500,000    24,550,000
                                                      -----------
BUSINESS SERVICES -- 5.0%
   DST Systems .......................      400,000    16,980,000
   Western Union .....................    2,200,000    40,150,000
                                                      -----------
                                                       57,130,000
                                                      -----------
COMMUNICATION & MEDIA -- 2.3%
   DIRECTV, Cl A* ....................      735,000    26,629,050
                                                      -----------
COMPUTER SOFTWARE -- 5.5%
   Microsoft .........................      800,000    24,432,000
   Symantec* .........................    2,300,000    38,571,000
                                                      -----------
                                                       63,003,000
                                                      -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                         CAMBIAR OPPORTUNITY FUND
                                                        APRIL 30, 2010

COMMON STOCK - CONTINUED

                                              SHARES        VALUE
                                             ---------   ------------
CONSTRUCTION & ENGINEERING -- 2.3%
   KBR ...................................   1,175,000   $ 25,944,000
                                                         ------------
CONSUMER STAPLES -- 3.2%
   CVS Caremark ..........................   1,000,000     36,930,000
                                                         ------------
CONTAINERS & PACKAGING -- 2.2%
   Pactiv* ...............................   1,000,000     25,410,000
                                                         ------------
ELECTRONICS MANUFACTURER -- 3.7%
   Flextronics International Ltd.* .......   5,400,000     41,850,000
                                                         ------------
ENTERTAINMENT -- 2.5%
   Time Warner ...........................     850,000     28,118,000
                                                         ------------
FOOD, BEVERAGE & TOBACCO -- 9.3%
   Altria Group ..........................   1,500,000     31,785,000
   Philip Morris International ...........     650,000     31,902,000
   Ralcorp Holdings* .....................     270,000     17,968,500
   Unilever ..............................     825,000     24,964,500
                                                         ------------
                                                          106,620,000
                                                         ------------
INSURANCE -- 5.7%
   ACE Ltd. ..............................     700,000     37,233,000
   Willis Group Holdings .................     800,000     27,560,000
                                                         ------------
                                                           64,793,000
                                                         ------------
INVESTMENT MANAGEMENT COMPANIES -- 6.0%
   AllianceBernstein Holding, LP .........     500,000     15,695,000
   Ameriprise Financial ..................     600,000     27,816,000
   Bank of New York Mellon ...............     800,000     24,904,000
                                                         ------------
                                                           68,415,000
                                                         ------------
MEDICAL PRODUCTS & SERVICES -- 6.7%
   Aetna .................................     700,000     20,685,000
   Baxter International ..................     750,000     35,415,000
   Hospira* ..............................     391,000     21,031,890
                                                         ------------
                                                           77,131,890
                                                         ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                         CAMBIAR OPPORTUNITY FUND
                                                        APRIL 30, 2010

COMMON STOCK - CONTINUED

                                               SHARES       VALUE
                                             ---------   -------------
OIL, GAS & CONSUMABLE FUELS -- 12.2%
   Anadarko Petroleum ..................       360,000   $  22,377,600
   BP ADR ..............................       500,000      26,075,000
   Chevron .............................       400,000      32,576,000
   Devon Energy ........................       400,000      26,932,000
   Hess ................................       500,000      31,775,000
                                                         ------------
                                                           139,735,600
                                                         ------------
PHARMACEUTICALS -- 4.2%
   Abbott Laboratories .................       500,000      25,580,000
   Teva Pharmaceutical Industries ADR ..       385,000      22,611,050
                                                         ------------
                                                            48,191,050
                                                         ------------
RAILROADS -- 5.7%
   Norfolk Southern ....................       665,000      39,454,450
   Union Pacific .......................       335,000      25,346,100
                                                         ------------
                                                            64,800,550
                                                         ------------
RETAIL -- 2.5%
   Target ..............................       500,000      28,435,000
                                                         ------------
SEMI-CONDUCTORS & INSTRUMENTS -- 7.4%
   Applied Materials ...................     3,000,000      41,340,000
   Ingram Micro, Cl A* .................     1,000,000      18,160,000
   Intel ...............................     1,100,000      25,113,000
                                                         ------------
                                                            84,613,000
                                                         ------------
TELECOMMUNICATIONS EQUIPMENT -- 2.2%
   Corning .............................     1,300,000      25,025,000
                                                         ------------
   TOTAL COMMON STOCK
      (Cost $878,667,398) ..............                 1,113,995,640
                                                         ------------
WARRANTS -- 0.8%
   Bank of America, Expires 01/16/19,
      Strike Price $13.30*
      (Cost $9,662,051) ................       895,000      8,941,050
                                                         ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                         CAMBIAR OPPORTUNITY FUND
                                                        APRIL 30, 2010

SHORT-TERM INVESTMENT (A) -- 0.4%


                                                SHARES           VALUE
                                            --------------   --------------
HighMark Diversified Money Market Fund
   Fiduciary Shares, 0.160%
   (Cost $4,958,930) ....................        4,958,930   $    4,958,930
                                                             --------------
TOTAL INVESTMENTS -- 98.6%
   (Cost $893,288,379) ..................                    $1,127,895,620
                                                             ==============

PERCENTAGES ARE BASED ON NET ASSETS OF $1,144,324,935.

*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2010.

ADR AMERICAN DEPOSITARY RECEIPT

CL   CLASS

LP   LIMITED PARTNERSHIP

LTD. LIMITED

Contracts For Difference held by the Fund at April 30, 2010, are as follows:

                                        NUMBER OF
                                        CONTRACTS                  UNREALIZED
REFERENCE                                 LONG       NOTIONAL     APPRECIATION
COMPANY                  COUNTERPARTY    (SHORT)      AMOUNT      (DEPRECIATION)
---------               -------------   ---------   -----------   --------------
Abbot Laboratories ..   Goldman Sachs     300,000   $15,666,720   $  (318,720)
Altria ..............   Goldman Sachs   1,500,000    26,901,060     4,883,940
Chevron .............   Goldman Sachs     200,000    15,109,035     1,178,965
Hess ................   Goldman Sachs     300,000    16,935,450     2,129,550
SABMiller ...........   Goldman Sachs    (315,000)   (7,555,726)   (2,352,512)
XTO Energy ..........   Goldman Sachs   1,100,000    50,876,124     1,395,876
                                                                  -----------
                                                                  $ 6,917,099
                                                                  ===========

As of April 30, 2010, all of the investments for the Cambiar Opportunity Fund are Level 1, except for Contracts for Difference which are Level 2. For details of investment classifications, reference the Schedule of Investments. For details of gross appreciation (depreciation) on Contracts for Difference, reference the Statements of Assets and Liabilities.

For more information on valuation inputs, see Note 2 - Significant Accounting Policies in Notes to Financial Statements.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            CAMBIAR INTERNATIONAL
                                                           EQUITY FUND
                                                           APRIL 30, 2010

SECTOR WEIGHTINGS (UNAUDITED)+

                                  (BAR CHART)

Investment Management Companies          10.8%
Machinery                                 9.1%
Food, Beverage & Tobacco                  9.1%
Oil, Gas & Consumable Fuels               8.2%
Consumer Electronics                      5.9%
Business Services                         5.8%
Chemicals                                 4.5%
Household Products                        4.0%
Pharmaceuticals                           3.9%
Insurance                                 3.7%
Aerospace & Defense                       2.8%
Apparel/Textiles                          2.8%
Banks                                     2.4%
Advertising                               2.3%
Retail                                    2.3%
Semi Conductors                           2.2%
Railroads                                 2.2%
Energy Equipment & Services               2.2%
Building Products                         2.2%
Broadcasting, Newspapers & Advertising    2.1%
Motorcycle Manufacturers                  2.1%
Computer Software                         2.1%
Automobile Manufacturers                  1.9%
Telephone & Telecommunications            1.9%
Short-Term Investment                     1.8%
Utilities                                 1.7%

+    PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 95.4%

                                                        SHARES          VALUE
                                                     ------------   ------------
BRAZIL -- 3.8%
   GP Investments BDR* ...........................        120,000   $    548,433
   Redecard ......................................         25,000        416,871
                                                                    ------------
                                                                         965,304
                                                                    ------------
CANADA -- 5.4%
   Canadian National Railway .....................          9,200        550,068
   Canadian Natural Resources ....................         10,900        838,646
                                                                    ------------
                                                                       1,388,714
                                                                    ------------
DENMARK -- 2.4%
   Vestas Wind Systems* ..........................         10,000        609,369
                                                                    ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            CAMBIAR INTERNATIONAL
                                                           EQUITY FUND
                                                           APRIL 30, 2010

COMMON STOCK - CONTINUED

                                                        SHARES          VALUE
                                                     ------------   ------------
FRANCE -- 10.2%
   Atos Origin* ..................................         10,400   $    526,277
   AXA ADR .......................................         23,000        440,680
   JC Decaux* ....................................         20,000        574,254
   Total .........................................          9,300        505,303
   Vallourec .....................................          2,800        556,957
                                                                    ------------
                                                                       2,603,471
                                                                    ------------
GERMANY -- 10.2%
   Adidas ........................................         11,800        694,374
   Bayer .........................................          7,700        491,187
   Daimler* ......................................          9,500        483,930
   GEA Group .....................................         22,900        507,501
   RWE ...........................................          5,100        418,948
                                                                    ------------
                                                                       2,595,940
                                                                    ------------
HONG KONG -- 2.1%
   Noble Group ...................................        250,000        542,163
                                                                    ------------
ISRAEL -- 1.8%
   Teva Pharmaceutical Industries ADR ............          8,000        469,840
                                                                    ------------
ITALY -- 2.1%
   Piaggio .......................................        167,400        522,408
                                                                    ------------
JAPAN -- 20.6%
   Asahi Kasei ...................................         98,000        550,478
   Fanuc .........................................          5,000        589,958
   Kao ADR .......................................         21,500        516,000
   Mitsui ........................................         33,000        495,564
   Nomura Holdings ADR ...........................         77,000        530,530
   Panasonic ADR .................................         36,000        525,600
   Seven & I Holdings ............................         22,000        562,115
   Sony ADR ......................................         10,500        359,310
   Sony Financial Holdings GDR ...................            160        576,568
   TOTO ..........................................         80,000        538,132
                                                                    ------------
                                                                       5,244,255
                                                                    ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            CAMBIAR INTERNATIONAL
                                                           EQUITY FUND
                                                           APRIL 30, 2010

COMMON STOCK - CONTINUED

                                                        SHARES          VALUE
                                                     ------------   ------------
NETHERLANDS -- 6.7%
   European Aeronautic Defence and Space .........         38,000   $    704,817
   Heineken* .....................................         11,000        512,210
   Unilever ......................................         16,000        484,160
                                                                    ------------
                                                                       1,701,187
                                                                    ------------
SINGAPORE -- 4.1%
   Singapore Telecommunications ADR ..............         21,000        462,210
   United Overseas Bank ..........................         40,000        585,133
                                                                    ------------
                                                                       1,047,343
                                                                    ------------
SPAIN -- 2.7%
   Repsol ADR ....................................         29,200        684,740
                                                                    ------------
SWITZERLAND -- 8.2%
   Julius Baer Group .............................         16,000        548,947
   Lonza Group ...................................          6,500        506,366
   Philip Morris International ...................         10,000        490,800
   Syngenta ......................................          2,200        556,457
                                                                    ------------
                                                                       2,102,570
                                                                    ------------
TAIWAN -- 2.2%
   Siliconware Precision Industries ADR ..........         90,000        553,500
                                                                    ------------
UNITED KINGDOM -- 12.9%
   Aviva* ........................................         90,000        475,957
   British Sky Broadcasting Group ADR ............         14,000        523,880
   Diageo ADR ....................................          7,800        531,492
   ICAP ..........................................         95,000        548,308
   Imperial Tobacco Group ........................         25,000        712,476
   Playtech ......................................         67,500        513,572
                                                                    ------------
                                                                       3,305,685
                                                                    ------------
   TOTAL COMMON STOCK
      (Cost $21,254,299) .........................                    24,336,489
                                                                    ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            CAMBIAR INTERNATIONAL
                                                           EQUITY FUND
                                                           APRIL 30, 2010

SHORT-TERM INVESTMENT (A) -- 1.7%

                                                        SHARES          VALUE
                                                     ------------   ------------
   Union Bank, N.A. Money Market Fund, 0.020%
      (Cost $443,461) ............................        443,461   $    443,461
                                                                    ------------
   TOTAL INVESTMENTS -- 97.1%
      (Cost $21,697,760) .........................                  $ 24,779,950
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $25,516,723.

*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2010.

ADR  AMERICAN DEPOSITARY RECEIPT

BDR  BRAZILIAN DEPOSITARY RECEIPT

GDR  GLOBAL DEPOSITARY RECEIPT

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund's investments carried at value:

INVESTMENTS IN
SECURITIES                LEVEL 1      LEVEL 2+    LEVEL 3      TOTAL
--------------          ----------   -----------   -------   -----------
Common Stock
   Brazil               $  965,304   $        --     $--     $   965,304
   Canada                1,388,714            --      --       1,388,714
   Denmark                      --       609,369      --         609,369
   France                  440,680     2,162,791      --       2,603,471
   Germany                 483,930     2,112,010      --       2,595,940
   Hong Kong                    --       542,163      --         542,163
   Israel                  469,840            --      --         469,840
   Italy                        --       522,408      --         522,408
   Japan                 1,931,440     3,312,815      --       5,244,255
   Netherlands             484,160     1,217,027      --       1,701,187
   Singapore               462,210       585,133      --       1,047,343
   Spain                   684,740            --      --         684,740
   Switzerland             490,800     1,611,770      --       2,102,570
   Taiwan                  553,500            --      --         553,500
   United Kingdom        1,055,372     2,250,313      --       3,305,685
                        ----------   -----------     ---     -----------
Total Common Stock       9,410,690    14,925,799      --      24,336,489
                        ----------   -----------     ---     -----------
Short-Term Investment      443,461            --      --         443,461
                        ----------   -----------     ---     -----------
Total Investments
   in Securities        $9,854,151   $14,925,799     $--     $24,779,950
                        ==========   ===========     ===     ===========


+ REPRESENTS SECURITIES TRADED PRIMARILY OUTSIDE THE UNITED STATES, THE VALUES OF WHICH WERE ADJUSTED AS A RESULT OF SIGNIFICANT MARKET MOVEMENTS FOLLOWING THE CLOSE OF LOCAL TRADING.

     For more information on valuation inputs, see Note 2 - Significant Accounting Policies in Notes to Financial Statements.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                   CAMBIAR
                                                                  SMALL CAP FUND
                                                                  APRIL 30, 2010

SECTOR WEIGHTINGS (UNAUDITED)+

                                  (BAR CHART)

Medical Products & Services             11.4%
Machinery                               10.2%
Insurance                                9.0%
Semi-Conductors & Instruments            7.8%
Oil, Gas & Consumable Fuels              6.8%
Energy Equipment & Services              4.3%
Aerospace/Defense Equipment              4.0%
Construction & Engineering               3.9%
Computer Software                        3.8%
Shipping                                 3.8%
Computer Hardware                        3.7%
Business Services                        3.7%
Food, Beverage & Tobacco                 3.7%
Short-Term Investments                   3.6%
Pharmaceuticals                          3.6%
Chemicals                                2.1%
Office Equipment & Supplies              2.1%
Agriculture                              2.0%
Broadcasting, Newspapers & Advertising   1.9%
Electronic Equipment & Instrumentation   1.9%
Restaurants                              1.9%
Investment Management Companies          1.8%
Containers & Packaging                   1.5%
Retail                                   1.5%

+    PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

SCHEDULE OF INVESTMENTS
COMMON STOCK --  95.0%

                                                        SHARES          VALUE
                                                     ------------   ------------
AEROSPACE/DEFENSE EQUIPMENT -- 3.9%
   Alliant Techsystems* ..........................         30,000   $  2,427,300
   Triumph Group .................................         35,000      2,714,600
                                                                    ------------
                                                                       5,141,900
                                                                    ------------
AGRICULTURE -- 1.9%
   Fresh Del Monte Produce* ......................        121,000      2,525,270
                                                                    ------------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.9%
   Harmonic* .....................................        357,000      2,441,880
                                                                    ------------
BUSINESS SERVICES -- 3.6%
   Broadridge Financial Solutions ................        111,000      2,642,910
   Portfolio Recovery Associates* ................         31,500      2,093,805
                                                                    ------------
                                                                       4,736,715
                                                                    ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                   CAMBIAR
                                                                  SMALL CAP FUND
                                                                  APRIL 30, 2010

COMMON STOCK - CONTINUED

                                                        SHARES          VALUE
                                                     ------------   ------------
CHEMICALS -- 2.1%
   Georgia Gulf* .................................        135,000   $  2,772,900
                                                                    ------------
COMPUTER HARDWARE -- 3.7%
   Diebold .......................................         75,000      2,351,250
   NCR* ..........................................        185,000      2,434,600
                                                                    ------------
                                                                       4,785,850
                                                                    ------------
COMPUTER SOFTWARE -- 3.7%
   Quest Software* ...............................        137,000      2,401,610
   Synopsys* .....................................        109,000      2,475,390
                                                                    ------------
                                                                       4,877,000
                                                                    ------------
CONSTRUCTION & ENGINEERING -- 3.9%
   Chicago Bridge & Iron GDR* ....................        104,000      2,437,760
   Granite Construction ..........................         79,000      2,655,190
                                                                    ------------
                                                                       5,092,950
                                                                    ------------
CONTAINERS & PACKAGING -- 1.5%
   Silgan Holdings ...............................         33,000      1,990,890
                                                                    ------------
ELECTRONIC EQUIPMENT & INSTRUMENTATION -- 1.9%
   Electro Scientific Industries* ................        177,000      2,437,290
                                                                    ------------
ENERGY EQUIPMENT & SERVICES -- 4.2%
   Hornbeck Offshore Services* ...................        117,000      2,862,990
   Oil States International* .....................         55,000      2,657,050
                                                                    ------------
                                                                       5,520,040
                                                                    ------------
FOOD, BEVERAGE & TOBACCO -- 3.6%
   Hain Celestial Group* .........................        126,000      2,492,280
   Universal .....................................         43,000      2,226,540
                                                                    ------------
                                                                       4,718,820
                                                                    ------------
INSURANCE -- 8.9%
   American Equity Investment Life Holding .......        170,000      1,788,400
   Aspen Insurance Holdings Ltd. .................         84,000      2,266,320
   Hanover Insurance Group .......................         57,000      2,567,850
   Max Re Capital Ltd. ...........................        114,000      2,542,200
   Reinsurance Group of America, Cl A ............         47,000      2,426,610
                                                                    ------------
                                                                      11,591,380
                                                                    ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                   CAMBIAR
                                                                  SMALL CAP FUND
                                                                  APRIL 30, 2010

COMMON STOCK - CONTINUED

                                                        SHARES          VALUE
                                                     ------------   ------------
INVESTMENT MANAGEMENT COMPANIES -- 1.8%
   Artio Global Investors, Cl A ..................        104,000   $  2,379,520
                                                                    ------------
MACHINERY -- 10.0%
   Crane .........................................         67,000      2,407,980
   Franklin Electric .............................         74,000      2,589,260
   Kennametal ....................................         82,000      2,694,520
   Robbins & Myers ...............................         96,000      2,487,360
   Timken ........................................         83,000      2,919,940
                                                                    ------------
                                                                      13,099,060
                                                                    ------------
MEDICAL PRODUCTS & SERVICES -- 11.3%
   Amedisys* .....................................         43,000      2,475,940
   AMERIGROUP* ...................................         78,000      2,826,720
   Eclipsys* .....................................        119,000      2,460,920
   Health Net* ...................................         92,000      2,025,840
   Inverness Medical Innovations* ................         66,000      2,625,480
   Universal Health Services, Cl B ...............         62,000      2,301,440
                                                                    ------------
                                                                      14,716,340
                                                                    ------------
OFFICE EQUIPMENT & SUPPLIES -- 2.1%
   Herman Miller .................................        128,000      2,716,160
                                                                    ------------
OIL, GAS & CONSUMABLE FUELS -- 6.7%
   Bill Barrett* .................................         78,000      2,658,240
   Forest Oil* ...................................         88,000      2,578,400
   Mariner Energy* ...............................        147,000      3,510,360
                                                                    ------------
                                                                       8,747,000
                                                                    ------------
PHARMACEUTICALS -- 3.5%
   King Pharmaceuticals* .........................        226,000      2,214,800
   Medicis Pharmaceutical, Cl A ..................         95,000      2,411,100
                                                                    ------------
                                                                       4,625,900
                                                                    ------------
RESTAURANTS -- 1.9%
   Jack in the Box* ..............................        103,000      2,422,560
                                                                    ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                   CAMBIAR
                                                                  SMALL CAP FUND
                                                                  APRIL 30, 2010

COMMON STOCK - CONTINUED

                                                        SHARES          VALUE
                                                     ------------   ------------
RETAIL -- 1.5%
   Deckers Outdoor * .............................         14,000   $  1,968,120
                                                                    ------------
SEMI-CONDUCTORS & INSTRUMENTS -- 7.7%
   Atmel* ........................................        456,000      2,480,640
   Cymer* ........................................         74,000      2,527,100
   Intersil, Cl A ................................        164,000      2,440,320
   Teradyne* .....................................        212,000      2,592,760
                                                                    ------------
                                                                      10,040,820
                                                                    ------------
SHIPPING -- 3.7%
   Diana Shipping* ...............................        145,000      2,221,400
   Kirby* ........................................         63,000      2,651,040
                                                                    ------------
                                                                       4,872,440
                                                                    ------------
   TOTAL COMMON STOCK
      (Cost $107,010,191) ........................                   124,220,805
                                                                    ------------
SHORT-TERM INVESTMENT (A) -- 3.5%
   HighMark Diversified Money Market Fund
      Fiduciary Shares, 0.160%
      (Cost $4,632,448) ..........................      4,632,448      4,632,448
                                                                    ------------
   TOTAL INVESTMENTS -- 98.5%
      (Cost $111,642,639) ........................                  $128,853,253
                                                                    ============

     PERCENTAGES ARE BASED ON NET ASSETS OF $130,772,325.

*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2010.

CL   CLASS

GDR  GLOBAL DEPOSITARY RECEIPT

LTD. LIMITED

     As of April 30, 2010, all of the investments for the Cambiar Small Cap Fund are Level 1. For details of investment classifications, reference the Schedule of Investments.

     For more information on valuation inputs, see Note 2 - Significant Accounting Policies in Notes to Financial Statements.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            CAMBIAR
                                                           AGGRESSIVE VALUE FUND
                                                           APRIL 30, 2010

SECTOR WEIGHTINGS (UNAUDITED)+

                                  (BAR CHART)

Purchased Options                 19.0%
Oil, Gas & Consumable Fuels       15.3%
Semi-Conductors & Instruments     10.3%
Electronics Manufacturer           6.9%
Computer Hardware                  4.7%
Railroads                          4.2%
Apparel/Textiles                   4.2%
Chemicals                          4.0%
Pharmaceuticals                    4.0%
Short-Term Investments             4.0%
Investment Management Companies    3.7%
Aerospace/Defense Equipment        3.7%
Construction & Engineering         3.5%
Motorcycle Manufacturers           3.4%
Computer Software                  3.3%
Agriculture                        3.0%
Retail                             2.8%

+    PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 72.5%

                                                        SHARES          VALUE
                                                     ------------   ------------
AEROSPACE/DEFENSE EQUIPMENT -- 3.5%
   European Aeronautic Defence and Space .........         55,000   $  1,026,021
                                                                    ------------
AGRICULTURE -- 2.8%
   Archer-Daniels-Midland ........................         30,000        838,200
                                                                    ------------
APPAREL/TEXTILES -- 3.9%
   Adidas ........................................         20,000      1,174,343
                                                                    ------------
CHEMICALS -- 3.8%
   Georgia Gulf* .................................         55,000      1,129,700
                                                                    ------------
COMPUTER HARDWARE -- 4.4%
   NCR* ..........................................        100,000      1,316,000
                                                                    ------------
COMPUTER SOFTWARE -- 3.1%
   Playtech ......................................        120,000        917,468
                                                                    ------------
CONSTRUCTION & ENGINEERING -- 3.3%
   KBR ...........................................         45,000        993,600
                                                                    ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            CAMBIAR
                                                           AGGRESSIVE VALUE FUND
                                                           APRIL 30, 2010

COMMON STOCK - CONTINUED

                                                        SHARES          VALUE
                                                     ------------   ------------
ELECTRONICS MANUFACTURER -- 6.5%
   Flextronics International Ltd.* ...............        250,000   $  1,937,500
                                                                    ------------
INVESTMENT MANAGEMENT COMPANIES -- 3.5%
   Julius Baer Group .............................         30,000      1,036,642
                                                                    ------------
MOTORCYCLE MANUFACTURERS -- 3.2%
   Piaggio .......................................        300,000        946,375
                                                                    ------------
OIL, GAS & CONSUMABLE FUELS -- 14.4%
   Anadarko Petroleum ............................         10,000        621,600
   Hess ..........................................         20,000      1,271,000
   Mariner Energy* ...............................        100,000      2,388,000
                                                                    ------------
                                                                       4,280,600
                                                                    ------------
PHARMACEUTICALS -- 3.8%
   Medicis Pharmaceutical, Cl A ..................         44,000      1,116,720
                                                                    ------------
RAILROADS -- 4.0%
   Norfolk Southern ..............................         20,000      1,186,600
                                                                    ------------
RETAIL -- 2.6%
   Seven & I Holdings ............................         30,000        768,110
                                                                    ------------
SEMI-CONDUCTORS & INSTRUMENTS -- 9.7%
   Applied Materials .............................         90,000      1,240,200
   ATMI* .........................................         40,000        725,200
   Intel .........................................         40,000        913,200
                                                                    ------------
                                                                       2,878,600
                                                                    ------------
   TOTAL COMMON STOCK
      (Cost $17,185,468) .........................                    21,546,479
                                                                    ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            CAMBIAR
                                                           AGGRESSIVE VALUE FUND
                                                           APRIL 30, 2010

PURCHASED OPTIONS -- 17.9%

                                                      CONTRACTS/
                                                        SHARES          VALUE
                                                     ------------   ------------
APPAREL/TEXTILES -- 1.8%
   Adidas, European Call, Expires 12/17/10,
      Strike Price: $24.00* ......................            200   $    536,113
                                                                    ------------
BUSINESS SERVICES -- 5.2%
   Western Union, Call, Expires 01/21/12,
      Strike Price: $10.00* ......................          1,800      1,530,000
                                                                    ------------
COMPUTER SOFTWARE -- 3.5%
   Symantec, Call, Expires, 01/22/11,
      Strike Price:$10.00* .......................          1,500      1,035,000
                                                                    ------------
OIL, GAS & CONSUMABLE FUELS -- 7.4%
   BP, Call, Expires 01/21/12,
      Strike Price: $40.00* ......................            400        500,000
   Chevron, Call, Expires 01/21/12,
      Strike Price: $50.00* ......................            300        937,500
   Repsol, Call, Expires 06/18/10,
      Strike Price: $15.50* ......................            800        245,719
   Total, European Call, Expires 06/18/10,
      Strike Price: $28.00* ......................            300        518,163
                                                                    ------------
                                                                       2,201,382
                                                                    ------------
   TOTAL PURCHASED OPTIONS
      (Cost $4,610,800) ..........................                     5,302,495
                                                                    ------------
SHORT-TERM INVESTMENT (A) -- 3.7%
   Union Bank, N.A. Money Market Fund, 0.020%
      (Cost $1,107,174) ..........................      1,107,174      1,107,174
                                                                    ------------
   TOTAL INVESTMENTS -- 94.1%
      (Cost $22,903,442) .........................                  $ 27,956,148
                                                                    ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            CAMBIAR
                                                           AGGRESSIVE VALUE FUND
                                                           APRIL 30, 2010

PERCENTAGES ARE BASED ON NET ASSETS OF $29,715,739.

*    NON INCOME PRODUCING SECURITY.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2010.

CL   CLASS

LTD. LIMITED

Contracts For Difference held by the Fund at April 30, 2010, are as follows:

                                            NUMBER OF
                                            CONTRACTS                  UNREALIZED
REFERENCE                                      LONG      NOTIONAL     APPRECIATION
COMPANY                      COUNTERPARTY    (SHORT)      AMOUNT     (DEPRECIATION)
---------                   -------------   ---------   ----------   --------------
Altria...................   Goldman Sachs     120,000   $2,129,326      $ 413,474
Archer-Daniels-Midland...   Goldman Sachs      50,000    1,452,133        (55,133)
CVS Caremark.............   Goldman Sachs      50,000    1,543,907        302,593
Express Scripts..........   Goldman Sachs      (9,000)    (788,574)      (112,596)
Hess.....................   Goldman Sachs      10,000      584,030         51,470
Imperial Tobacco Group...   Goldman Sachs      60,000    1,833,459       (118,832)
Nissan Motor.............   Goldman Sachs    (100,000)    (865,120)       (10,319)
Renault..................   Goldman Sachs      40,000    1,945,257        (61,946)
SABMiller................   Goldman Sachs     (25,000)    (581,965)      (204,403)
                                                                        ---------
                                                                        $ 204,308
                                                                        =========

As of April 30, 2010, all of the investments for the Cambiar Aggressive Value Fund are Level 1, except for Contracts For Difference which are Level 2. For details of investment classifications, reference the Schedule of Investments. For details of gross appreciation (depreciation) on Contracts for Difference, reference the Statement of Assets and Liabilities.

For more information on valuation inputs, see Note 2 - Significant Accounting Policies in Notes to Financial Statements.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                   CAMBIAR FUNDS
                                                                  APRIL 30, 2010

STATEMENTS OF ASSETS AND LIABILITIES

                                                                  OPPORTUNITY    INTERNATIONAL
                                                                     FUND         EQUIT FUND
                                                                --------------   -------------
ASSETS:
Cost of securities ..........................................   $  893,288,379    $21,697,760
                                                                ==============    ===========
Investments in securities at value ..........................   $1,127,895,620    $24,779,950
Cash held as collateral for contracts for difference
   (Note 2) .................................................        1,900,000             --
Foreign Cash (Cost $0 and $4,953, respectively) .............               --          4,973
Receivable for investment securities sold ...................       17,786,699      1,232,286
Unrealized gain on contracts for difference .................        9,588,331             --
Receivable for settlement of contracts for difference .......        2,377,149         88,727
Receivable for capital shares sold ..........................        1,843,211          1,040
Dividend receivable .........................................          451,219         80,684
Receivable for dividend tax reclaim .........................               --         15,226
Unrealized gain on foreign currency spot contracts ..........               --          9,686
Prepaid expenses ............................................           36,654          6,569
                                                                --------------    -----------
      Total Assets ..........................................    1,161,878,883     26,219,141
                                                                --------------    -----------
LIABILITIES:
Payable for investment securities purchased .................       11,488,060        643,262
Unrealized loss on contracts for difference .................        2,671,232             --
Payable for capital shares redeemed .........................        1,565,485             --
Payable to investment adviser ...............................          830,164         11,322
Payable for settlement of contracts for difference ..........          425,140             --
Shareholder servicing fees payable ..........................          181,189         13,941
Payable for closed contracts for difference .................          102,839             --
Payable to administrator ....................................           61,911          1,398
Chief Compliance Officer fees payable .......................            4,169             98
Payable to Trustees .........................................              394              9
Accrued expenses ............................................          223,365         32,388
                                                                --------------    -----------
      Total Liabilities .....................................       17,553,948        702,418
                                                                --------------    -----------
   NET ASSETS ...............................................   $1,144,324,935    $25,516,723
                                                                ==============    ===========
NET ASSETS:
Paid-in-Capital .............................................   $1,357,072,277    $30,581,983
Undistributed net investment income .........................       11,347,783        301,921
Accumulated net realized loss on investments ................     (465,619,465)    (8,461,001)
Net unrealized appreciation on investments ..................      234,607,241      3,082,190
Net unrealized appreciation on contracts for difference .....        6,917,099             --
Net unrealized appreciation on foreign currencies and
   translation of other assets and liabilities denominated
   in foreign currencies ....................................               --         11,630
                                                                --------------    -----------
   NET ASSETS ...............................................   $1,144,324,935    $25,516,723
                                                                ==============    ===========
INVESTOR CLASS SHARES:
Net Assets ..................................................   $  811,337,035    $25,516,723
Total shares outstanding at end of year .....................       49,750,616      1,472,969
Net Asset Value Per Share
   (Net Assets / Shares Outstanding) ........................   $        16.31    $     17.32
INSTITUTIONAL CLASS SHARES:
Net Assets ..................................................   $  332,987,900            n/a
Total shares outstanding at end of year .....................       20,408,653            n/a
Net Asset Value Per Share
   (Net Assets / Shares Outstanding) ........................   $        16.32            n/a

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                   CAMBIAR FUNDS
                                                                  APRIL 30, 2010

STATEMENTS OF ASSETS AND LIABILITIES

                                                                   SMALL CAP      AGGRESSIVE
                                                                     FUND         VALUE FUND
                                                                --------------   -----------
ASSETS:
Cost of securities ..........................................   $  111,642,639   $22,903,442
                                                                ==============   ===========
Investments in securities at value ..........................   $  128,853,253   $27,956,148
Cash held as collateral for contracts for difference
   (Note 2) .................................................               --       350,000
Receivable for capital shares sold ..........................        2,588,804        89,296
Receivable for investment securities sold ...................               --       798,950
Unrealized gain on contracts for difference .................               --       767,537
Receivable for settlement of contracts for difference .......               --       734,290
Dividend receivable .........................................           23,263        24,516
Receivable for dividend tax reclaim .........................               --         7,257
Unrealized gain on foreign currency spot contracts ..........               --        23,469
Prepaid expenses ............................................           17,335         7,254
                                                                --------------   -----------
      Total Assets ..........................................      131,482,655    30,758,717
                                                                --------------   -----------
LIABILITIES:
Payable for investment securities purchased .................          530,524       218,395
Unrealized loss on contracts for difference .................               --       563,229
Payable for capital shares redeemed .........................           31,109       128,707
Investment adviser fees payable .............................           69,100        20,668
Payable for settlement of contracts for difference ..........               --        75,782
Shareholder servicing fees payable ..........................           27,709         6,068
Payable to administrator ....................................            6,461         1,589
Chief Compliance Officer fees payable .......................              288           101
Payable to Trustees .........................................               27            10
Accrued expenses ............................................           45,112        28,429
                                                                --------------   -----------
      Total Liabilities .....................................          710,330     1,042,978
                                                                --------------   -----------
   NET ASSETS ...............................................   $  130,772,325   $29,715,739
                                                                ==============   ===========
NET ASSETS:
Paid-in-Capital .............................................   $  125,161,327   $26,024,117
Undistributed net investment income .........................               --        84,413
Accumulated net realized loss on investments ................      (11,599,616)   (1,672,465)
Net unrealized appreciation on investments and written
   options ..................................................       17,210,614     5,052,706
Net unrealized appreciation on contracts for difference .....               --       204,308
Net unrealized appreciation on foreign currencies and
   translation of other assets and liabilities denominated
   in foreign currencies ....................................               --        22,660
                                                                --------------   -----------
   NET ASSETS ...............................................   $  130,772,325   $29,715,739
                                                                ==============   ===========
INVESTOR CLASS SHARES:
Net Assets ..................................................   $  122,383,800   $29,715,739
Total shares outstanding at end of year .....................        8,143,617     2,717,569
Net Asset Value Per Share
   (Net Assets / Shares Outstanding) ........................   $        15.03   $     10.93
INSTITUTIONAL CLASS SHARES:
Net Assets ..................................................   $    8,388,525           n/a
Total shares outstanding at end of year .....................          556,261           n/a
Net Asset Value Per Share
   (Net Assets / Shares Outstanding) ........................   $        15.08           n/a


AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               CAMBIAR FUNDS
                                                              FOR THE YEAR ENDED
                                                              APRIL 30, 2010

STATEMENTS OF OPERATIONS

                                                                               INTERNATIONAL
                                                                 OPPORTUNITY       EQUITY
                                                                    FUND            FUND
                                                                ------------   -------------
INVESTMENT INCOME
Dividends ...................................................   $ 21,985,884     $  691,971
Less: Foreign Taxes Withheld ................................       (202,619)       (47,799)
                                                                ------------     ----------
TOTAL INVESTMENT INCOME .....................................     21,783,265        644,172
                                                                ------------     ----------
EXPENSES
Investment Advisory Fees ....................................      9,785,872        251,726
Shareholder Servicing Fees -- Investor Class ................      1,848,867         47,948
Administration Fees .........................................        689,938         16,034
Trustees' Fees ..............................................         23,316            545
Chief Compliance Officer Fees ...............................         16,217            409
Transfer Agent Fees .........................................        413,061         29,801
Printing Fees ...............................................        273,303          7,660
Custodian Fees ..............................................         39,821         14,287
Registration & Filing Fees ..................................         38,476         18,363
Audit Fees ..................................................         21,009         18,851
Legal Fees ..................................................         10,162             87
Other Expenses ..............................................         42,451         14,772
                                                                ------------     ----------
   TOTAL EXPENSES ...........................................     13,202,493        420,483
                                                                ------------     ----------
Less:
   Investment Advisory Fees Waiver ..........................     (1,549,009)      (108,633)
   Fees Paid Indirectly (Note 3) ............................         (2,099)          (179)
                                                                ------------     ----------
   NET EXPENSES .............................................     11,651,385        311,671
                                                                ------------     ----------
NET INVESTMENT INCOME .......................................     10,131,880        332,501
                                                                ------------     ----------
NET REALIZED GAIN ON INVESTMENTS ............................     41,578,227      4,106,832
NET REALIZED GAIN ON CONTRACTS FOR DIFFERENCE ...............     13,592,852         87,181
NET REALIZED LOSS ON FOREIGN CURRENCY TRANSACTIONS ..........         (1,700)       (27,360)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   ON INVESTMENTS ...........................................    282,504,909      3,380,862
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   ON CONTRACTS FOR DIFFERENCE ..............................      6,917,099             --
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   ON FOREIGN CURRENCIES AND TRANSLATION OF OTHER ASSETS
   AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ........             --         11,672
                                                                ------------     ----------
NET GAIN ON INVESTMENTS, CONTRACTS FOR DIFFERENCE AND
   FOREIGN CURRENCY TRANSACTIONS ............................    344,591,387      7,559,187
                                                                ------------     ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ..................   $354,723,267     $7,891,688
                                                                ============     ==========

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               CAMBIAR FUNDS
                                                              FOR THE YEAR ENDED
                                                              APRIL 30, 2010

STATEMENTS OF OPERATIONS

                                                                 SMALL CAP     AGGRESSIVE
                                                                   FUND        VALUE FUND
                                                                -----------   -----------
INVESTMENT INCOME
Dividends ...................................................   $   446,444   $   319,078
Less: Foreign Taxes Withheld ................................          (141)       (8,185)
                                                                -----------   -----------
TOTAL INVESTMENT INCOME .....................................       446,303       310,893
                                                                -----------   -----------
EXPENSES
Investment Advisory Fees ....................................       648,699       229,427
Shareholder Servicing Fees -- Investor Class ................       118,888        54,179
Administration Fees .........................................        40,998        15,308
Trustees' Fees ..............................................         1,178           499
Chief Compliance Officer Fees ...............................           889           389
Transfer Agent Fees .........................................        74,684        29,373
Registration & Filing Fees ..................................        33,557        22,766
Printing Fees ...............................................        24,933         7,617
Audit Fees ..................................................        18,903        18,846
Legal Fees ..................................................        10,620           208
Custodian Fees ..............................................         7,609        10,123
Other Expenses ..............................................         5,205         3,389
                                                                -----------   -----------
   TOTAL EXPENSES ...........................................       986,163       392,124
                                                                -----------   -----------
Less:
   Investment Advisory Fees Waiver ..........................      (220,432)      (47,939)
   Fees Paid Indirectly (Note 3) ............................          (286)          (39)
                                                                -----------   -----------
   NET EXPENSES .............................................       765,445       344,146
                                                                -----------   -----------
NET INVESTMENT LOSS .........................................      (319,142)      (33,253)
                                                                -----------   -----------
NET REALIZED GAIN ON INVESTMENTS ............................     7,191,782     7,002,236
NET REALIZED GAIN ON WRITTEN OPTIONS ........................            --        66,435
NET REALIZED GAIN ON CONTRACTS FOR DIFFERENCE ...............            --     1,724,645
NET REALIZED LOSS ON FOREIGN CURRENCY TRANSACTIONS ..........            --       (32,164)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   ON INVESTMENTS ...........................................    21,834,819     3,006,895
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   ON WRITTEN OPTIONS .......................................            --       (25,000)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   ON CONTRACTS FOR DIFFERENCE ..............................            --       405,167
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   ON FOREIGN CURRENCIES AND TRANSLATION OF OTHER ASSETS
   AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ........            --        22,212
                                                                -----------   -----------
NET GAIN ON INVESTMENTS, CONTRACTS FOR DIFFERENCE,
   WRITTEN OPTIONS AND FOREIGN CURRENCY TRANSACTIONS ........    29,026,601    12,170,426
                                                                -----------   -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ..................   $28,707,459   $12,137,173
                                                                ===========   ===========

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CAMBIAR OPPORTUNITY
                                                             FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     YEAR              YEAR
                                                                     ENDED            ENDED
                                                                   APRIL 30,        APRIL 30,
                                                                     2010              2009
                                                                --------------   ---------------
OPERATIONS:
   Net Investment Income ....................................   $   10,131,880   $    11,233,129
   Net Realized Gain (Loss) on Investments ..................       41,578,227      (516,263,055)
   Net Realized Gain on Contracts for Difference ............       13,592,852                --
   Net Realized Loss on Foreign Currency Transactions .......           (1,700)          (28,154)
   Net Change in Unrealized Appreciation (Depreciation) on
      Investments and Contracts for Difference ..............      289,422,008      (216,540,770)
                                                                --------------   ---------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS .......................................      354,723,267      (721,598,850)
                                                                --------------   ---------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income:
      Investor Class Shares .................................       (1,047,025)       (5,613,515)
      Institutional Class Shares ............................       (1,172,127)       (2,936,706)
   Realized Capital Gains:
      Investor Class Shares .................................               --       (13,277,301)
      Institutional Class Shares ............................               --        (4,786,577)
                                                                --------------   ---------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ........................       (2,219,152)      (26,614,099)
                                                                --------------   ---------------
CAPITAL SHARE TRANSACTIONS:
   Investor Shares
      Issued ................................................      186,682,487       678,896,628
      Reinvestment of Distributions .........................          904,439        15,041,722
      Redeemed ..............................................     (266,830,178)     (668,149,432)
                                                                --------------   ---------------
   Net Increase (Decrease) in Net Assets from
      Investor Share Transactions ...........................      (79,243,252)       25,788,918
                                                                --------------   ---------------
   Institutional Shares
      Issued ................................................      116,246,646       202,602,626
      Reinvestment of Distributions .........................        1,155,544         7,473,993
      Redeemed ..............................................     (115,423,680)     (502,426,785)
                                                                --------------   ---------------
   Net Increase (Decrease) in Net Assets from
      Institutional Share Transactions ......................        1,978,510      (292,350,166)
                                                                --------------   ---------------
   NET DECREASE IN NET ASSETS FROM CAPITAL SHARE
      TRANSACTIONS ..........................................      (77,264,742)     (266,561,248)
                                                                --------------   ---------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ..................      275,239,373    (1,014,774,197)
NET ASSETS:
   Beginning of year ........................................      869,085,562     1,883,859,759
                                                                --------------   ---------------
   End of year (including undistributed net investment income
      of $11,347,783 and $2,213,043, respectively) ..........   $1,144,324,935   $   869,085,562
                                                                ==============   ===============
SHARES TRANSACTIONS:
   Investor Shares
      Issued ................................................       12,854,090        52,032,952
      Reinvestment of Distributions .........................           57,461         1,407,848
      Redeemed ..............................................      (18,702,765)      (56,081,400)
                                                                --------------   ---------------
   Total Decrease in Investor Shares ........................       (5,791,214)       (2,640,600)
                                                                --------------   ---------------
   Institutional Shares
      Issued ................................................        8,275,279        12,422,735
      Reinvestment of Distributions .........................           73,414           697,106
      Redeemed ..............................................       (8,414,504)      (35,397,787)
                                                                --------------   ---------------
   Total Decrease in Institutional Shares ...................          (65,811)      (22,277,946)
                                                                --------------   ---------------
   NET DECREASE IN SHARES OUTSTANDING .......................       (5,857,025)      (24,918,546)
                                                                ==============   ===============

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            CAMBIAR INTERNATIONAL
                                                           EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 YEAR          YEAR
                                                                ENDED          ENDED
                                                              APRIL 30,      APRIL 30,
                                                                 2010          2009
                                                             -----------   ------------
OPERATIONS:
   Net Investment Income .................................   $   332,501   $    277,446
   Net Realized Gain (Loss) on Investments ...............     4,106,832    (10,002,050)
   Net Realized Gain (Loss) on Contracts for Difference ..        87,181     (2,362,111)
   Net Realized Gain (Loss) on Foreign Currency
      Transactions .......................................       (27,360)       158,648
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments and Contracts for Difference ........     3,380,862     (8,583,844)
   Net Change in Unrealized Appreciation (Depreciation) on
      Foreign Currencies and Translation of Other Assets
      and Liabilities Denominated in Foreign Currencies ..        11,672          8,681
                                                             -----------   ------------
   NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS ..........................     7,891,688    (20,503,230)
                                                             -----------   ------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income .................................            --       (240,096)
   Realized Capital Gains ................................            --     (2,081,041)
   Return of Capital .....................................            --        (26,208)
                                                             -----------   ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .....................            --     (2,347,345)
                                                             -----------   ------------
CAPITAL SHARE TRANSACTIONS:
   Issued ................................................     1,903,540      4,085,710
   Reinvestment of Distributions .........................            --      2,347,292
   Redemption Fees (Note 2) ..............................         1,580          3,498
   Redeemed ..............................................    (2,990,514)    (8,484,948)
                                                             -----------   ------------
   NET DECREASE IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS .........................    (1,085,394)    (2,048,448)
                                                             -----------   ------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ...............     6,806,294    (24,899,023)
NET ASSETS:
   Beginning of year .....................................    18,710,429     43,609,452
                                                             -----------   ------------
   End of year (including undistributed/(distributions
      in excess of) net investment income of $301,921 and
      ($1,674), respectively) ............................   $25,516,723   $ 18,710,429
                                                             ===========   ============
SHARE TRANSACTIONS:
   Issued ................................................       122,617        317,963
   Reinvestment of Distributions .........................            --        194,367
   Redeemed ..............................................      (194,050)      (654,804)
                                                             -----------   ------------
   NET DECREASE IN SHARES OUTSTANDING ....................       (71,433)      (142,474)
                                                             ===========   ============

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                   CAMBIAR
                                                                  SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                           YEAR           YEAR
                                                           ENDED          ENDED
                                                         APRIL 30,      APRIL 30,
                                                           2010           2009
                                                       ------------   ------------
OPERATIONS:
   Net Investment Loss .............................   $   (319,142)  $   (214,773)
   Net Realized Gain (Loss) on Investments .........      7,191,782    (14,486,685)
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments ................     21,834,819     (5,777,461)
                                                       ------------   ------------
   NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS ....................     28,707,459    (20,478,919)
                                                       ------------   ------------
CAPITAL SHARE TRANSACTIONS:
   Investor Shares
      Issued .......................................     87,257,964     15,311,178
      Redemption Fees (Note 2) .....................          1,695          4,483
      Redeemed .....................................    (31,984,055)   (24,587,632)
                                                       ------------   ------------
   Net Increase (Decrease) in Net Assets from
      Investor Share Transactions ..................     55,275,604     (9,271,971)
                                                       ------------   ------------
   Institutional Shares
      Issued .......................................      7,012,892        655,735
      Redeemed .....................................        (63,489)           (50)
                                                       ------------   ------------
   Net Increase in Net Assets from Institutional
      Share Transactions ...........................      6,949,403        655,685
                                                       ------------   ------------
   NET INCREASE (DECREASE) FROM CAPITAL SHARE
      TRANSACTIONS .................................     62,225,007     (8,616,286)
                                                       ------------   ------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS .........     90,932,466    (29,095,205)
NET ASSETS:
   Beginning of year ...............................     39,839,859     68,935,064
                                                       ------------   ------------
   End of year (including accumulated net investment
      income of $-- and $3,152, respectively) ......   $130,772,325   $ 39,839,859
                                                       ============   ============
SHARE TRANSACTIONS:
   Investor Shares
      Issued .......................................      6,609,876      1,475,468
      Redeemed .....................................     (2,551,325)    (2,487,184)
                                                       ------------   ------------
   Total Increase (Decrease) in Investor Shares ....      4,058,551     (1,011,716)
                                                       ------------   ------------
   Institutional Shares
      Issued .......................................        492,187         68,306
      Redeemed .....................................         (4,226)            (6)
                                                       ------------   ------------
   Total Increase in Institutional Shares ..........        487,961         68,300
                                                       ------------   ------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING ...      4,546,512       (943,416)
                                                       ============   ============

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               CAMBIAR AGGRESSIVE
                                                              VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         YEAR          YEAR
                                                                        ENDED          ENDED
                                                                      APRIL 30,      APRIL 30,
                                                                         2010          2009
                                                                     -----------   ------------
OPERATIONS:
   Net Investment Income (Loss) ..................................   $   (33,253)  $     46,414
   Net Realized Gain (Loss) on Investments and Written Options ...     7,068,671     (9,327,288)
   Net Realized Gain (Loss) on Contracts for Difference ..........     1,724,645       (883,047)
   Net Realized Loss on Foreign Currency Transactions ............       (32,164)       (10,357)
   Net Change in Unrealized Appreciation (Depreciation) on
      Investments, Contracts for Difference and Written Options ..     3,387,062        161,384
   Net Change in Unrealized Appreciation (Depreciation) on
      Foreign Currencies and Translation of Other Assets and
      Liabilities Denominated in Foreign Currencies ..............        22,212            444
                                                                     -----------   ------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
      OPERATIONS .................................................    12,137,173    (10,012,450)
                                                                     -----------   ------------
DIVIDENDS AND DISTRIBUTIONS:
   Realized Gains ................................................            --       (476,354)
   Return of Capital .............................................            --           (332)
                                                                     -----------   ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .............................            --       (476,686)
                                                                     -----------   ------------
CAPITAL SHARE TRANSACTIONS:
   Issued ........................................................     5,277,513     12,377,877
   Reinvestment of Distributions .................................            --        476,686
   Redemption Fees (Note 2) ......................................         1,819         19,513
   Redeemed ......................................................    (4,320,571)    (7,686,142)
                                                                     -----------   ------------
   NET INCREASE FROM CAPITAL SHARE TRANSACTIONS ..................       958,761      5,187,934
                                                                     -----------   ------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS .......................    13,095,934     (5,301,202)
NET ASSETS:
   Beginning of year .............................................    16,619,805     21,921,007
                                                                     -----------   ------------
   End of year (including accumulated net investment
      income of $84,413 and $--, respectively) ...................   $29,715,739   $ 16,619,805
                                                                     ===========   ============
SHARE TRANSACTIONS:
   Issued ........................................................       556,702      1,847,127
   Reinvestment of Distributions .................................            --         88,765
   Redeemed ......................................................      (502,357)    (1,307,986)
                                                                     -----------   ------------
   NET INCREASE IN SHARES OUTSTANDING
      FROM SHARE TRANSACTIONS ....................................        54,345        627,906
                                                                     ===========   ============

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CAMBIAR OPPORTUNITY
                                                             FUND

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                          INVESTOR CLASS SHARES*
                                        ----------------------------------------------------------
                                                           YEAR ENDED APRIL 30,
                                        ----------------------------------------------------------
                                           2010       2009          2008          2007       2006
                                        --------   --------    ----------    ----------   --------
Net Asset Value, Beginning of Year ..   $  11.43   $  18.65    $    20.97    $    18.98   $  16.31
Income (Loss) from Operations:
Net Investment Income(1) ............       0.13       0.11          0.03          0.09       0.09
Net Realized and Unrealized
   Gain (Loss) ......................       4.77      (7.04)        (1.45)         2.25       2.66
                                        --------   --------    ----------    ----------   --------
Total from Operations ...............       4.90      (6.93)        (1.42)         2.34       2.75
                                        --------   --------    ----------    ----------   --------
Dividends and Distributions:
Net Investment Income ...............      (0.02)     (0.09)        (0.06)        (0.09)     (0.04)
Net Realized Gain ...................         --      (0.20)        (0.84)        (0.26)     (0.04)
                                        --------   --------    ----------    ----------   --------
Total Dividends and Distributions ...      (0.02)     (0.29)        (0.90)        (0.35)     (0.08)
                                        --------   --------    ----------    ----------   --------
Net Asset Value, End of Year ........   $  16.31   $  11.43    $    18.65    $    20.97   $  18.98
                                        ========   ========    ==========    ==========   ========
TOTAL RETURN+ .......................      42.89%    (37.05)%       (6.90)%       12.37%     16.87%
                                        ========   ========    ==========    ==========   ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year (Thousands)     $811,337   $634,969    $1,085,391    $1,676,270   $916,371
Ratio of Expenses to
   Average Net Assets ...............       1.20%      1.20%         1.20%         1.20%      1.20%
Ratio of Expenses to Average
   Net Assets (Excluding Waivers and
   Fees Paid Indirectly) ............       1.35%      1.35%         1.31%         1.29%      1.34%
Ratio of Net Investment Income to
   Average Net Assets ...............       0.91%      0.83%         0.16%         0.48%      0.51%
Portfolio Turnover Rate .............         78%       131%           67%           59%        38%

* PRIOR TO NOVEMBER 3, 2005, INVESTOR CLASS SHARES WERE OFFERED AS INSTITUTIONAL CLASS SHARES.

+ TOTAL RETURN WOULD HAVE BEEN LOWER HAD THE ADVISER NOT WAIVED A PORTION OF ITS FEE. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(1)  PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CAMBIAR OPPORTUNITY
                                                             FUND

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                         INSTITUTIONAL CLASS SHARES
                                       -------------------------------------------------------------
                                          YEAR        YEAR         YEAR         YEAR     NOVEMBER 3,
                                         ENDED       ENDED        ENDED        ENDED       2005* TO
                                       APRIL 30,   APRIL 30,    APRIL 30,    APRIL 30,    APRIL 30,
                                          2010        2009         2008         2007         2006
                                       ---------   ---------    ---------    ---------   -----------
Net Asset Value,
   Beginning of Period .............    $  11.43    $  18.68     $  21.00     $  18.99     $  17.27
Income (Loss) from Operations:
Net Investment Income(1) ...........        0.17        0.14         0.08         0.15         0.07
Net Realized and Unrealized
   Gain (Loss) .....................        4.78       (7.07)       (1.44)        2.25         1.74
                                        --------    --------     --------     --------     --------
Total from Operations ..............        4.95       (6.93)       (1.36)        2.40         1.81
                                        --------    --------     --------     --------     --------
Dividends and Distributions:
Net Investment Income ..............       (0.06)      (0.12)       (0.12)       (0.13)       (0.05)
Net Realized Gain ..................          --       (0.20)       (0.84)       (0.26)       (0.04)
                                        --------    --------     --------     --------     --------
Total Dividends and Distributions ..       (0.06)      (0.32)       (0.96)       (0.39)       (0.09)
                                        --------    --------     --------     --------     --------
Net Asset Value, End of Period .....    $  16.32    $  11.43     $  18.68     $  21.00     $  18.99
                                        ========    ========     ========     ========     ========
TOTAL RETURN+ ......................       43.29%     (36.94)%      (6.60)%      12.67%       10.49%
                                        ========    ========     ========     ========     ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) .....................    $332,988    $234,117     $798,469     $965,942     $957,570
Ratio of Expenses to Average
   Net Assets ......................        0.95%       0.95%        0.95%        0.95%        0.95%**
Ratio of Expenses to Average
   Net Assets (Excluding Waivers,
   Expense Reimbursements and
   Fees Paid Indirectly) ...........        1.10%       1.08%        1.05%        1.03%        1.07%**
Ratio of Net Investment Income to
   Average Net Assets ..............        1.15%       0.99%        0.40%        0.76%        0.80%**
Portfolio Turnover Rate ............          78%        131%          67%          59%          38%***

*    COMMENCEMENT OF OPERATIONS

**   ANNUALIZED

***  PORTFOLIO TURNOVER IS FOR FUND FOR THE FISCAL YEAR ENDED APRIL 30, 2006.

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD THE ADVISOR NOT WAIVED A PORTION OF ITS FEE.

(1)  PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            CAMBIAR INTERNATIONAL
                                                           EQUITY FUND

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                            YEAR ENDED APRIL 30,
                                          --------------------------------------------------------
                                            2010        2009         2008        2007        2006
                                          -------     -------      -------     -------     -------
Net Asset Value, Beginning of Year ....   $ 12.11     $ 25.85      $ 26.27     $ 26.05     $ 22.17
Income (Loss) from Operations:
Net Investment Income(1) ..............      0.22        0.16         0.15        0.23        0.25
Net Realized and Unrealized
   Gain (Loss) ........................      4.99      (12.44)        1.73        3.50        6.06
                                          -------     -------      -------     -------     -------
Total from Operations .................      5.21      (12.28)        1.88        3.73        6.31
                                          -------     -------      -------     -------     -------
Dividends and Distributions:
Net Investment Income .................        --       (0.14)       (0.20)      (0.16)      (0.03)
Net Realized Gain .....................        --       (1.31)       (2.10)      (3.40)      (2.40)
Return of Capital .....................        --       (0.01)          --          --          --
                                          -------     -------      -------     -------     -------
Total Dividends and Distributions .....        --       (1.46)       (2.30)      (3.56)      (2.43)
                                          -------     -------      -------     -------     -------
Redemption Fees .......................      0.00(2)     0.00(2)      0.00(2)     0.05        0.00(2)
                                          -------     -------      -------     -------     -------
Net Asset Value, End of Year ..........   $ 17.32     $ 12.11      $ 25.85     $ 26.27     $ 26.05
                                          =======     =======      =======     =======     =======
TOTAL RETURN+ .........................     43.02%++   (47.44)%++     6.85%      15.61%++    30.65%
                                          =======     =======      =======     =======     =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year (Thousands) ...   $25,517     $18,710      $43,609     $39,631     $42,150
Ratio of Expenses to Average
   Net Assets .........................      1.30%       1.38%(3)     1.50%       1.50%       1.50%
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Fees
   Paid Indirectly) ...................      1.75%       1.65%        1.52%       1.53%       1.50%
Ratio of Net Investment Income to
   Average Net Assets .................      1.39%       1.00%        0.56%       0.91%       1.08%
Portfolio Turnover Rate ...............        86%        161%         114%         92%        102%

+ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

++ TOTAL RETURN WOULD HAVE BEEN LOWER HAD THE ADVISER NOT WAIVED A PORTION OF ITS FEE.

(1)  PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.

(2)  AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.

(3) THE EXPENSE RATIO INCLUDES FEES PAID INDIRECTLY. HAD THESE FEES BEEN EXCLUDED THE RATIO WOULD HAVE BEEN 1.39%.

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                   CAMBIAR
                                                                  SMALL CAP FUND

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                            INVESTOR CLASS SHARES
                                          ---------------------------------------------------------
                                                             YEAR ENDED APRIL 30,
                                          ---------------------------------------------------------
                                            2010         2009         2008        2007        2006
                                          --------     -------      -------     -------     -------
Net Asset Value, Beginning of Year ....   $   9.59     $ 13.53      $ 16.43     $ 14.86     $ 11.13
Income (Loss) from Operations:
Net Investment Loss(1) ................      (0.06)      (0.05)       (0.06)      (0.11)      (0.12)
Net Realized and Unrealized
   Gain (Loss) ........................       5.50       (3.89)       (2.15)       1.97        4.57
                                          --------     -------      -------     -------     -------
Total from Operations .................       5.44       (3.94)       (2.21)       1.86        4.45
                                          --------     -------      -------     -------     -------
Dividends and Distributions:
Net Investment Income .................         --          --           --          --       (0.03)
Net Realized Gain .....................         --          --        (0.69)      (0.29)      (0.69)
                                          --------     -------      -------     -------     -------
Total Dividends and Distributions .....         --          --        (0.69)      (0.29)      (0.72)
                                          --------     -------      -------     -------     -------
Redemption Fees .......................       0.00(2)     0.00(2)      0.00(2)     0.00(2)     0.00(2)
                                          --------     -------      -------     -------     -------
Net Asset Value, End of Year ..........   $  15.03     $  9.59      $ 13.53     $ 16.43     $ 14.86
                                          ========     =======      =======     =======     =======
TOTAL RETURN+ .........................      56.73%++   (29.12)%++   (13.55)%     12.63%++    40.98%++
                                          ========     =======      =======     =======     =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year (Thousands) ...   $122,384     $39,184      $68,935     $72,130     $13,654
Ratio of Expenses to Average
   Net Assets .........................       1.24%       1.32%(3)     1.43%       1.50%       1.69%
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Fees
   Paid Indirectly) ...................       1.60%       1.58%        1.46%       1.55%       3.00%
Ratio of Net Investment Loss to
   Average Net Assets .................      (0.52)%     (0.42)%      (0.42)%     (0.72)%     (0.90)%
Portfolio Turnover Rate ...............         99%        103%         124%         81%         91%

+ TOTAL RETURN IS FOR THE YEAR INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

++ TOTAL RETURN WOULD HAVE BEEN LOWER HAD THE ADVISER NOT WAIVED A PORTION OF ITS FEE.

(1)  PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.

(2)  AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.

(3) THE EXPENSE RATIO INCLUDES FEES PAID INDIRECTLY. HAD THESE FEES BEEN EXCLUDED THE RATIO WOULD HAVE BEEN 1.34%.

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                   CAMBIAR
                                                                  SMALL CAP FUND

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 INSTITUTIONAL CLASS SHARES
                                                                 --------------------------
                                                                     YEAR      OCTOBER 31,
                                                                    ENDED        2008* TO
                                                                  APRIL 30,     APRIL 30,
                                                                     2010          2009
                                                                  ---------    -----------
Net Asset Value, Beginning of Period .........................      $ 9.60       $ 9.60
Income (Loss) from Operations:
Net Investment Income (Loss)(1) ..............................       (0.07)        0.01
Net Realized and Unrealized Gain (Loss) ......................        5.55        (0.01)
                                                                    ------       ------
Total from Operations ........................................        5.48           --
                                                                    ------       ------
Redemption Fees ..............................................        0.00(3)        --
                                                                    ------       ------
Net Asset Value, End of Period ...............................      $15.08       $ 9.60
                                                                    ======       ======
TOTAL RETURN+ ................................................       57.08%        0.00%
                                                                    ======       ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ........................      $8,388       $  656
Ratio of Expenses to Average Net Assets ......................        1.05%        1.05%**(2)
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Fees Paid Indirectly) ..............        1.42%        1.66%**
Ratio of Net Investment Income (Loss) to Average Net Assets ..       (0.49)%       0.12%**
Portfolio Turnover Rate ......................................          99%         103%***

*    COMMENCEMENT OF OPERATIONS

**   ANNUALIZED.

***  PORTFOLIO TURNOVER IS FOR THE FUND FOR THE FISCAL YEAR ENDED APRIL 30,
     2009.

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD THE ADVISOR NOT WAIVED A PORTION OF ITS FEE.

(1)  PER SHARE DATA CALCULATED USING AVERAGE SHARES METHOD.

(2) THE EXPENSE RATIO INCLUDES FEES PAID INDIRECTLY. HAD THESE FEES BEEN EXCLUDED THE RATIO WOULD HAVE BEEN 1.10%.

(3)  AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND
                                                              CAMBIAR AGGRESSIVE
                                                              VALUE FUND

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                        YEAR         YEAR      AUGUST 31,
                                                       ENDED        ENDED       2007* TO
                                                     APRIL 30,    APRIL 30,     APRIL 30,
                                                        2010         2009         2008
                                                     ---------    ---------    ----------
Net Asset Value, Beginning of Period .............    $  6.24      $ 10.77       $ 10.00
Income (Loss) from Operations:
Net Investment Income (Loss)(1) ..................      (0.01)        0.02         (0.03)
Net Realized and Unrealized Gain (Loss) ..........       4.70        (4.42)         0.81
                                                      -------      -------       -------
Total from Operations ............................       4.69        (4.40)         0.78
                                                      -------      -------       -------
Dividends:
Net Investment Income ............................         --           --         (0.01)
Net Realized Gain ................................         --        (0.14)           --
Return of Capital ................................         --           --(2)         --
                                                      -------      -------       -------
Total Dividends ..................................         --        (0.14)        (0.01)
                                                      -------      -------       -------
Redemption Fees ..................................       0.00(2)      0.01          0.00(2)
                                                      -------      -------       -------
Net Asset Value, End of Period ...................    $ 10.93      $  6.24       $ 10.77
                                                      =======      =======       =======
TOTAL RETURN+ ....................................      75.16%      (40.52)%        7.83%
                                                      =======      =======       =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ............    $29,716      $16,620       $21,921
Ratio of Expenses to Average Net Assets ..........       1.50%        1.50%         1.50%**
Ratio of Expenses to Average Net Assets (Excluding
   Waivers, Expense Reimbursements and Fees
   Paid Indirectly) ..............................       1.71%        1.70%         2.23%**
Ratio of Net Investment Income (Loss) to Average
   Net Assets ....................................      (0.14)%       0.25%        (0.46)%**
Portfolio Turnover Rate ..........................        205%         296%          184%***


*    COMMENCEMENT OF OPERATIONS

**   ANNUALIZED

***  PORTFOLIO TURNOVER IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD THE ADVISER NOT WAIVED A PORTION OF ITS FEE. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(1)  PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.

(2)  AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 32 funds. The financial statements herein are those of the Cambiar Opportunity Fund, Cambiar International Equity Fund, Cambiar Small Cap Fund and Cambiar Aggressive Value Fund (collectively the "Funds," individually a "Fund"). Each of the Funds seeks total return and capital preservation, except for the Aggressive Value Fund, which seeks long-term capital appreciation. The goal of each of the Funds is to provide above-average performance in both rising and falling market periods by investing in stocks that have limited downside risk and positive upside potential. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

Effective September 1, 2009, the Cambiar Conquistador Fund changed its name to the Cambiar Small Cap Fund.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

     to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     The Cambiar International Equity Fund uses Interactive Data Pricing and Reference Data, Inc. (formerly FT Interactive Data Corp.) ("Interactive Data") as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Cambiar International Equity Fund values the non-U.S. securities in its portfolio that exceed the applicable "confidence interval" based upon the fair values provided by Interactive Data. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser contacts the Fund's Administrator and requests that a meeting of the Committee be held.

     If a local market in which the Portfolio owns securities is closed for one or more days, the Cambiar International Equity Fund shall value all securities held in the corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

     Options for which the primary market is a national securities exchange are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long options, and the most recent ask price for written options. Options not traded on a national securities exchange are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees.

     For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Funds' Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Funds' Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if a Fund is holding the relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

     In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

     (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

     Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

     Level 2 - Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     Level 3 - Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

     For the year ended April 30, 2010, there have been no significant changes to the Funds' fair valuation methodologies.

     FEDERAL INCOME TAXES -- It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

     The Cambiar International Equity Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Cambiar International Equity Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date for financial reporting purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid.

     OPTIONS -- The Funds may utilize longer maturity options for stock replacement when and as price and volatility relationships become more favorable for options versus underlying stocks or for tax and liquidity management purposes. The Funds are authorized to write (sell) and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity to profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

     Written option transactions entered into during the year ended April 30, 2010 are summarized as follows:

                                        CAMBIAR AGGRESSIVE
                                            VALUE FUND
                                      ---------------------
                                      NUMBER OF
                                      CONTRACTS    PREMIUM
                                      ---------   ---------
Balance at the beginning of year ..      100      $  49,200
Written ...........................      175        106,222
Expired                                   --             --
Closing Buys ......................     (275)      (155,422)
                                        ----      ---------
Balance at the end of year ........       --      $      --
                                        ====      =========

     As of April 30, 2010, none of the Funds had open positions in written options.

     CONTRACTS FOR DIFFERENCE -- The Funds are authorized to enter into various contracts, including contracts for difference ("CFD's"), for the purposes of capitalizing on valuation anomalies that exist in the market. CFD's are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered. The contracts have no expiration date.

     The CFD's utilized in Cambiar's Opportunity Fund, International Equity Fund and Aggressive Value Fund are effectively total return swaps. In a long position, the Funds will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have increased or decreased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks, less a floating rate of interest on the notional amount of the CFD. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD.

     CFDs are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Periodic payments made or received are recorded as realized gains or losses. Entering into CFDs involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

     contract may default on its obligation to perform and that there may be unfavorable changes in market conditions. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. CFDs outstanding at period end, if any, are listed on the Schedule of Investments. In connection with CFDs, cash or securities may be segregated as collateral by the Funds' custodian. As of April 30, 2010, the Opportunity and Aggressive Value Funds held CFDs.

     EXPENSES -- Expenses of the Trust that can be directly attributed to a particular fund are borne by that fund. Expenses which cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

     CLASSES -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Funds will distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

     REDEMPTION FEES -- The Cambiar International Equity Fund, Cambiar Small Cap Fund and Cambiar Aggressive Value Fund retain a redemption fee of 2.00% on redemptions of capital shares held for less than ninety days. For the year ended April 30, 2010, the Funds retained fees of $1,580, $1,695 and $1,819, respectively. Such fees are retained by the Funds for the benefit of the remaining shareholders.

3. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING, TRANSFER AGENT AND CUSTODY AGREEMENTS:

The Funds and SEI Investments Global Fund Services (the "Administrator") are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to 0.08% of the first $500 million, 0.06% of the next $500 million, 0.045% of the next $2 billion and 0.035% of any amount above $3 billion of the Funds' average daily net assets, subject to a minimum fee of $50,000 per Fund plus $10,000 for each class of shares, not including the first class, of any Fund.

The Trust and SEI Investments Distribution Co. (the "Distributor") are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Funds have adopted a shareholder servicing fee plan under which a shareholder servicing fee up to 0.25% of average daily net assets attributable to the Investor

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

Class Shares of the Funds will be paid to the Distributor. The Distributor may perform, or may compensate other service providers for providing, certain shareholder and administrative services. Shareholder servicing fees in excess of 0.25% of average daily net assets of the Investor Class are paid by Cambiar Investors, LLC (the "Adviser").

Certain officers of the Trust are also officers of the Administrator, which is a wholly-owned subsidiary of SEI Investments Company and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

DST Systems, Inc. serves as the Transfer Agent and dividend disbursing agent for the Funds under a transfer agency agreement.

The Funds earn cash management credits which are used to offset transfer agent expenses. During the year ended April 30, 2010, the Cambiar Opportunity, Cambiar International Equity, Cambiar Small Cap and Cambiar Aggressive Value Funds earned credits of $2,099, $179, $286 and $39, respectively, which were used to offset transfer agent expenses. These amounts are listed as "Fees Paid Indirectly" on the Statements of Operations.

Union Bank, N.A. serves as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

4.   INVESTMENT ADVISORY AGREEMENTS:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Cambiar Opportunity Fund at a fee calculated at an annual rate of 1.00% of the first $500 million, 0.90% of assets between $500 million and $2.5 billion and 0.75% of amounts above $2.5 billion of the Fund's average daily net assets. Under the terms of the investment advisory agreement, the Adviser provides investment advisory services to the Cambiar International Equity, the Cambiar Small Cap and the Cambiar Aggressive Value Funds at an annual rate of 1.05%, 1.05% and 1.00%, respectively, of each Fund's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the total operating expenses of the Cambiar Opportunity Fund's Investor Class Shares and the Institutional Class Shares from exceeding 1.20%

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

and 0.95% of each Class' average daily net assets, respectively. The Adviser has also voluntarily agreed to waive a portion of its advisory fees, and to assume expenses, if necessary, in order to keep the Cambiar International Equity and Small Cap Funds' Investor Class Shares total operating expenses from exceeding 1.30% of each Fund's average daily net assets. The Adviser has contractually agreed, through October 27, 2010, to limit the total operating expenses of the Cambiar Small Cap Institutional Class Shares to 1.05%. The Adviser has voluntarily agreed to limit the total operating expenses of the Cambiar Aggressive Value Fund to 1.50% of the Fund's Investor Class Shares average daily net assets.

5.   INVESTMENT TRANSACTIONS:

For the year ended April 30, 2010, the Funds made purchases and sales of investment securities other than long-term U.S. Government and short-term securities as follows:

                                 PURCHASES        SALES
                               ------------   ------------
Opportunity Fund ...........   $780,709,148   $842,280,266
International Equity Fund ..     19,794,713     21,231,365
Small Cap Fund .............    115,390,424     58,337,754
Aggressive Value Fund ......     37,446,980     40,311,884

There were no purchases or sales of long-term U.S. Government Securities for any of the Funds.

6.   FEDERAL TAX INFORMATION:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. generally accepted accounting principles. These differences are primarily due to wash sales and differing book and tax treatments for foreign currency transactions, investments in master limited partnerships, investments in contracts for differences, reclassification of distributions and certain net operating losses which, for tax purposes, are not available to offset future income. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to undistributed net investment income, paid-in capital or accumulated net realized loss, as appropriate, in the period that the differences arise.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

Accordingly, the following reclassifications have been made to/from the following accounts:

                                 UNDISTRIBUTED    ACCUMULATED
                                NET INVESTMENT   NET REALIZED    PAID-IN
                                 INCOME/(LOSS)    GAIN/(LOSS)    CAPITAL
                                --------------   ------------   ---------
Cambiar Opportunity Fund          $1,222,012     $(1,060,477)   $(161,535)
Cambiar International
   Equity Fund                       (28,906)         28,906           --
Cambiar Small Cap Fund               322,294              --     (322,294)
Cambiar Aggressive Value Fund        117,666        (110,053)      (7,613)

The tax character of dividends and distributions declared during the last two fiscal years was as follows:

                             ORDINARY      LONG-TERM    RETURN OF
                              INCOME     CAPITAL GAIN    CAPITAL       TOTAL
                            ----------   ------------   ---------   -----------
Opportunity Fund
   2010                     $2,219,152    $        --    $    --    $ 2,219,152
   2009                      8,558,754     18,055,345         --     26,614,099
International Equity Fund
   2010                             --             --         --             --
   2009                        240,135      2,081,002     26,208      2,347,345
Small Cap Fund
   2010                             --             --         --             --
   2009                             --             --         --             --
Aggressive Value Fund
   2010                             --             --         --             --
   2009                        476,354             --        332        476,686

As of April 30, 2010, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

                                   CAMBIAR         CAMBIAR         CAMBIAR       CAMBIAR
                                 OPPORTUNITY    INTERNATIONAL     SMALL CAP     AGGRESSIVE
                                     FUND        EQUITY FUND        FUND        VALUE FUND
                                -------------   -------------   ------------   -----------
Undistributed Ordinary Income   $  11,347,782    $   327,491    $         --   $   115,054
Capital Loss Carryforwards       (433,422,436)    (8,128,643)    (11,310,964)   (1,363,238)
Post-October Losses                        --        (25,580)             --      (126,496)
Post-October Currency Losses               --             --              --       (30,389)
Unrealized Appreciation           209,327,312      2,761,465      16,921,962     5,096,944
Other Temporary Differences                --              7              --          (253)
                                -------------    -----------    ------------   -----------
Total Distributable Earnings
   (Accumulated Losses)         $(212,747,342)   $(5,065,260)   $  5,610,998   $ 3,691,622
                                =============    ===========    ============   ===========

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future net realized gains. As of April 30, 2010, the following Funds had capital loss carryforwards:

                                                                      TOTAL CAPITAL
                             EXPIRES       EXPIRES        EXPIRES         LOSS
                               2016         2017           2018       CARRYFORWARDS
                           ----------   ------------   ------------   -------------
Cambiar Opportunity Fund   $       --   $191,412,187   $242,010,249   $433,422,436
Cambiar International
   Equity Fund                     --      8,128,643             --      8,128,643
Cambiar Small Cap Fund      2,796,212      6,711,991      1,802,761     11,310,964
Cambiar Aggressive
   Value Fund                      --      1,363,238             --      1,363,238

Post-October losses represent losses realized on investment transactions from November 1, 2009 through April 30, 2010 that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year.

During the year ended April 30, 2010, the Cambiar International Equity Fund and Cambiar Aggressive Value Fund utilized $445,555 and $3,013,764, respectively, of capital loss carryforwards to offset capital gains.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments for Federal income tax purposes at April 30, 2010, were as follows:

                                  AGGREGATE GROSS   AGGREGATE GROSS
                      FEDERAL        UNREALIZED        UNREALIZED     NET UNREALIZED
                     TAX COST       APPRECIATION      DEPRECIATION     APPRECIATION
                   ------------   ---------------   ---------------   --------------
Opportunity
   Fund            $925,485,407     $250,088,525     $(47,678,312)     $202,410,213
International
   Equity Fund       22,030,114        3,511,391         (761,555)        2,749,836
Small Cap
   Fund             111,931,291       18,814,175       (1,892,213)       16,921,962
Aggressive Value
   Fund              23,086,172        5,224,078         (354,102)        4,869,976

7. RISKS:

At April 30, 2010, the net assets of the Cambiar International Equity Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of, and investment income from, such securities and currency.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

8. OTHER:

At April 30, 2010, 66% of total shares outstanding were held by three record shareholders in the Cambiar Opportunity Fund, Investor Class, 90% of total shares outstanding were held by one record shareholder in the Cambiar Opportunity Fund, Institutional Class, 23% of total shares outstanding were held by two record shareholders in the Cambiar International Equity Fund, Investor Class, 54% of total shares outstanding were held by two record shareholders in the Cambiar Small Cap Fund, Investor Class, 79% of total shares outstanding were held by one record shareholder in the Cambiar Small Cap Fund, Institutional Class and 70% of the total shares outstanding were held by three record shareholder in the Cambiar Aggressive Value Fund, each owning 10% or greater of the aggregate total shares outstanding. These shareholders are comprised of omnibus accounts, which are held on behalf of various individual shareholders.

9. NEW ACCOUNTING PRONOUNCEMENT:

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-6, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Fund is currently evaluating the impact, if any, of applying the provisions of ASU No. 2010-6.

10. SUBSEQUENT EVENTS:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of
The Advisors' Inner Circle Fund and Shareholders of
Cambiar Opportunity Fund
Cambiar International Equity Fund
Cambiar Small Cap Fund
Cambiar Aggressive Value Fund

We have audited the accompanying statements of assets and liabilities of the Cambiar Opportunity Fund, Cambiar International Equity Fund, Cambiar Small Cap Fund, and Cambiar Aggressive Value Fund (four of the series constituting The Advisors' Inner Circle Fund (the "Trust")), including the schedules of investments, as of April 30, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years or periods presented therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2010, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cambiar Opportunity Fund, Cambiar International Equity Fund, Cambiar Small Cap Fund, and Cambiar Aggressive Value Fund of The Advisors' Inner Circle Fund at April 30, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the years or periods presented therein, in conformity with U.S. generally accepted accounting principles.


                                        (ERNST & YOUNG LLP)

Philadelphia, Pennsylvania
June 28, 2010

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons

                                            TERM OF
                          POSITION(S)     OFFICE AND
    NAME, ADDRESS,         HELD WITH       LENGTH OF
   DATE OF BIRTH(1)        THE TRUST    TIME SERVED(2)
----------------------   ------------   --------------
INTERESTED
BOARD MEMBERS

ROBERT A. NESHER           Chairman      (Since 1991)
8/17/46                  of the Board
                          of Trustees

WILLIAM M. DORAN            Trustee      (Since 1992)
1701 Market Street
Philadelphia, PA 19103
5/26/40

----------
(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

of the Funds as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-777-8227. The following chart lists Trustees and Officers as of April 30, 2010.

                                        NUMBER OF
                                        PORTFOLIOS
                                     IN THE ADVISORS'
                                    INNER CIRCLE FUND
     PRINCIPAL OCCUPATION(S)           OVERSEEN BY                   OTHER DIRECTORSHIPS
       DURING PAST 5 YEARS             BOARD MEMBER                HELD BY BOARD MEMBER(3)
---------------------------------   -----------------   --------------------------------------------
Currently performs various                  32          Trustee of The Advisors' Inner Circle Fund
services on behalf of SEI                               II, Bishop Street Funds, SEI Asset
Investments for which                                   Allocation Trust, SEI Daily Income Trust,
Mr. Nesher is compensated.                              SEI Institutional International Trust, SEI
                                                        Institutional Investments Trust, SEI
                                                        Institutional Managed Trust, SEI Liquid
                                                        Asset Trust, SEI Tax Exempt Trust, and SEI
                                                        Alpha Strategy Portfolios, L.P., Director of
                                                        SEI Global Master Fund, plc, SEI Global
                                                        Assets Fund, plc, SEI Global Investments
                                                        Fund, plc, SEI Investments Global, Limited,
                                                        SEI Investments -- Global Fund Services,
                                                        Limited, SEI Investments (Europe), Limited,
                                                        SEI Investments -- Unit Trust Management
                                                        (UK), Limited, SEI Global Nominee Ltd., SEI
                                                        Opportunity Fund, L.P., SEI Structured
                                                        Credit Fund, L.P., SEI Multi-Strategy Funds
                                                        plc. and SEI Islamic Investments Fund plc.

Self Employed Consultant since              32          Trustee of The Advisors' Inner Circle Fund
2003. Partner, Morgan, Lewis &                          II, Bishop Street Funds, SEI Asset
Bockius LLP (law firm) from                             Allocation Trust, SEI Daily Income Trust,
1976-2003, counsel to the Trust,                        SEI Institutional International Trust, SEI
SEI SIMC, the Administrator                             Institutional Investments Trust, SEI
and the Distributor. Secretary of                       Institutional Managed Trust, SEI Liquid
SEI Investments since 1978.                             Asset Trust, SEI Tax Exempt Trust, and SEI
                                                        Alpha Strategy Portfolios, L.P., Director of
                                                        SEI since 1974. Director of the Distributor
                                                        since 2003. Director of SEI Investments --
                                                        Global Fund Services, Limited, SEI
                                                        Investments Global, Limited, SEI Investments
                                                        (Europe), Limited, SEI Investments (Asia),
                                                        Limited, SEI Asset Korea Co., Ltd., SEI
                                                        Global Nominee Limited and SEI Investments -
                                                        Unit Trust Management (UK) Limited.

----------
(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                            TERM OF
                          POSITION(S)     OFFICE AND
     NAME, ADDRESS,        HELD WITH       LENGTH OF
    DATE OF BIRTH(1)       THE TRUST    TIME SERVED(2)
-----------------------   -----------   --------------
INDEPENDENT
BOARD MEMBERS

JAMES M. STOREY             Trustee      (Since 1994)
4/12/31

GEORGE J. SULLIVAN, JR.     Trustee      (Since 1999)
11/13/42

BETTY L. KRIKORIAN          Trustee      (Since 2005)
1/23/43

CHARLES E. CARLBOM          Trustee      (Since 2005)
8/20/34

----------
(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

                                        NUMBER OF
                                       PORTFOLIOS
                                     IN THE ADVISORS'
                                    INNER CIRCLE FUND
     PRINCIPAL OCCUPATION(S)           OVERSEEN BY                   OTHER DIRECTORSHIPS
       DURING PAST 5 YEARS             BOARD MEMBER                HELD BY BOARD MEMBER(3)
---------------------------------   -----------------   --------------------------------------------
Attorney, Solo Practitioner                 32          Trustee of The Advisors' Inner Circle Fund
since 1994. Partner, Dechert,                           II, Bishop Street Funds, and U.S. Charitable
September 1987-December 1993.                           Gift Trust, SEI Asset Allocation Trust, SEI
                                                        Daily Income Trust, SEI Institutional
                                                        International Trust, SEI Institutional
                                                        Investments Trust, SEI Institutional Managed
                                                        Trust, SEI Liquid Asset Trust, SEI Tax
                                                        Exempt Trust, and SEI Alpha Strategy
                                                        Portfolios, L.P.

Self-Employed Consultant,                    32         Trustee of The Advisors' Inner Circle Fund
Newfound Consultants Inc.                               II, Bishop Street Funds, State Street
since April 1997.                                       Navigator Securities Lending Trust, SEI
                                                        Asset Allocation Trust, SEI Daily Income
                                                        Trust, SEI Institutional International
                                                        Trust, SEI Institutional Investments Trust,
                                                        SEI Institutional Managed Trust, SEI Liquid
                                                        Asset Trust, SEI Tax Exempt Trust, and SEI
                                                        Alpha Strategy Portfolios, L.P., Director of
                                                        SEI Opportunity Fund, L.P., and SEI
                                                        Structured Credit Fund, L.P., member of the
                                                        independent review committee for SEI's
                                                        Canadian-registered mutual funds.

Vice President Compliance                    32         Trustee of The Advisors' Inner Circle
AARP Financial Inc. since                               Fund II, Bishop Street Funds.
September 2008. Self-Employed
Legal and Financial Services
Consultant since 2003.
In-house State Street Bank
Global Securities and Cash
Operations from 1995 to 2003.

Self-Employed Business                       32         Director, Oregon Transfer Company and
Consultant, Business Project                            Oregon Transfer Logistics, Inc. and
Inc. since 1997. CEO and                                Trustee of The Advisors' Circle Fund II
President, United Grocers                               and Bishop Street Funds.
Inc. from 1997 to 2000.

----------
(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                  TERM OF
                              POSITION(S)       OFFICE AND
       NAME, ADDRESS,          HELD WITH        LENGTH OF
      DATE OF BIRTH(1)         THE TRUST      TIME SERVED(2)
-------------------------   ---------------   --------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)

MITCHELL A. JOHNSON             Trustee        (Since 2005)
3/1/42

JOHN K. DARR                    Trustee        (Since 2008)
8/17/44

OFFICERS

PHILIP T. MASTERSON            President       (Since 2008)
3/12/64

MICHAEL LAWSON                 Treasurer,      (Since 2005)
10/8/60                      Controller and
                            Chief Financial
                                Officer

RUSSELL EMERY                    Chief         (Since 2006)
12/18/62                       Compliance
                                Officer

----------
(1) Unless otherwise noted, the business address of each Trustee or officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

                                        NUMBER OF
                                        PORTFOLIOS
                                     IN THE ADVISORS'
                                    INNER CIRCLE FUND             OTHER DIRECTORSHIPS
     PRINCIPAL OCCUPATION(S)        OVERSEEN BY BOARD                HELD BY BOARD
       DURING PAST 5 YEARS            MEMBER/OFFICER               MEMBER/OFFICER(3)
---------------------------------   -----------------   -----------------------------------------
Retired.                                    32          Director, Federal Agricultural Mortgage
                                                        Corporation, Trustee of The Advisors'
                                                        Inner Circle Fund II, Bishop Street
                                                        Funds, SEI Asset Allocation Trust, SEI
                                                        Daily Income Trust, SEI Institutional
                                                        International Trust, SEI Institutional
                                                        Investments Trust, SEI Institutional
                                                        Managed Trust, SEI Liquid Asset Trust,
                                                        SEI Tax Exempt Trust, and SEI Alpha
                                                        Strategy Portfolios, L.P.

CEO, Office of Finance,                     32          Director of Federal Home Loan Bank of
FHL Banks from 1992 to                                  Pittsburgh and Manna, Inc. and Trustee
2007.                                                   of The Advisers' Inner Circle Fund II and
                                                        Bishop Street Funds.

Managing Director of SEI                   N/A                           N/A
Investments since 2006, Vice
President and Assistant Secretary
of the Administrator from 2004 to
2006. General Counsel of Citco
Mutual Fund Services from 2003 to
2004. Vice President and Associate
Counsel for the Oppenheimer Funds
from 2001 to 2003.

Director, SEI Investments, Fund            N/A                           N/A
Accounting since July 2005.
Manager, SEI Investments Fund
Accounting from April 1995 to
February 1998 and November
1998 to July 2005.

Director of Investment Product             N/A                           N/A
Management and Development at
SEI Investments since February
2003. Senior Investment Analyst,
Equity team at SEI Investments
from March 2000 to February 2003.

----------
(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                           TERM OF
                         POSITION(S)     OFFICE AND
   NAME, ADDRESS,         HELD WITH       LENGTH OF
  DATE OF BIRTH(1)        THE TRUST      TIME SERVED
--------------------   --------------   ------------
OFFICERS (CONTINUED)

JOSEPH M. GALLO        Vice President   (Since 2007)
4/29/73                 and Secretary

CAROLYN F. MEAD        Vice President   (Since 2007)
7/8/57                  and Assistant
                          Secretary

JAMES NDIAYE           Vice President   (Since 2004)
9/11/68                 and Assistant
                          Secretary

TIMOTHY D. BARTO       Vice President   (Since 2000)
3/28/68                 and Assistant
                          Secretary

MICHAEL BEATTIE        Vice President   (Since 2009)
3/13/65

ANDREW S. DECKER         AML Officer    (Since 2008)
8/22/63

----------
(1) The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

                                                   NUMBER OF
                                                   PORTFOLIOS
                                               IN THE ADVISORS'
                                               INNER CIRCLE FUND
          PRINCIPAL OCCUPATION(S)                  OVERSEEN BY     OTHER DIRECTORSHIPS
            DURING PAST 5 YEARS                     OFFICER          HELD BY OFFICER
--------------------------------------------   -----------------   -------------------
Corporate counsel of SEI since                        N/A                  N/A
2007; Associate Counsel, ICMA
Retirement Corporation 2004-
2007; Federal Investigator, U.S.
Department of Labor 2002-2004;
U.S. Securities and Exchange
Commission - Department of
Investment Management, 2003.

Corporate counsel of SEI since                        N/A                  N/A
2007; Associate, Stradley, Ronon,
Stevens & Young 2004-2007;
Counsel, ING Variable Annuities,
1999-2002.

Employed by SEI Investments                           N/A                  N/A
Company since 2004. Vice President,
Deutsche Asset Management from 2003-2004.
Associate, Morgan, Lewis &
Bockius LLP from 2000-2003.
Counsel, Assistant Vice President,
ING Variable Annuities Group from
1999-2000.

General Counsel, Vice President                       N/A                  N/A
and Assistant Secretary of SEI
Investments Global Funds Services
since 1999; Associate, Dechert,
Price & Rhoads (law firm) from 1997-1999;
Associate, Richter, Miller & Finn (law firm)
from 1994-1997.

Director of Client Services                           N/A                  N/A
at SEI since 2004.

Compliance Officer and Product                        N/A                  N/A
Manager, SEI 2005-2008 Vice
President, Old Mutual Capital,
2000-2005. Operations Director,
Prudential Investments, 1998-2000.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column
     3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

                                                  BEGINNING     ENDING                 EXPENSES
                                                   ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                                    VALUE       VALUE       EXPENSE     DURING
                                                   11/01/09    4/30/10      RATIOS      PERIOD*
                                                  ---------   ---------   ----------   --------
CAMBIAR OPPORTUNITY FUND -- INVESTOR CLASS
Actual Fund Return                                $1,000.00   $1,140.50      1.20%       $6.37
Hypothetical 5% Return                             1,000.00    1,018.84      1.20         6.01
CAMBIAR OPPORTUNITY FUND -- INSTITUTIONAL CLASS
Actual Fund Return                                $1,000.00   $1,142.10      0.95%       $5.05
Hypothetical 5% Return                             1,000.00    1,020.08      0.95         4.76
CAMBIAR INTERNATIONAL EQUITY FUND
Actual Fund Return                                $1,000.00   $1,088.60      1.30%       $6.73
Hypothetical 5% Return                             1,000.00    1,018.35      1.30         6.51
CAMBIAR SMALL CAP FUND -- INVESTOR CLASS
Actual Fund Return                                $1,000.00   $1,273.70      1.21%       $6.82
Hypothetical 5% Return                             1,000.00    1,018.79      1.21         6.06
CAMBIAR SMALL CAP FUND -- INSTITUTIONAL CLASS
Actual Fund Return                                $1,000.00   $1,274.70      1.05%       $5.92
Hypothetical 5% Return                             1,000.00    1,019.59      1.05         5.26
CAMBIAR AGGRESSIVE VALUE FUND
Actual Fund Return                                $1,000.00   $1,265.00      1.50%       $8.42
Hypothetical 5% Return                             1,000.00    1,017.36      1.50         7.50

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the period since inception).

THE ADVISORS' INNER CIRCLE FUND                                   CAMBIAR FUNDS
                                                                  APRIL 30, 2010

NOTICE TO SHAREHOLDERS (UNAUDITED)

For shareholders that do not have an April 30, 2010 tax year end, this notice is for informational purposes only. For shareholders with an April 30, 2010 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended April 30, 2010, each portfolio is designating the following items with regard to distributions paid during the year.

                                                                                         QUALIFYING
                             LONG TERM        ORDINARY                                  FOR CORPORATE
                           CAPITAL GAIN        INCOME      RETURN OF       TOTAL       DIVIDENDS REC.
                           DISTRIBUTIONS   DISTRIBUTIONS    CAPITAL    DISTRIBUTIONS    DEDUCTION (1)
                           -------------   -------------   ---------   -------------   --------------
Cambiar Opportunity ....        0.00%         100.00%        0.00%        100.00%          100.00%
Cambiar International
   Equity ..............        0.00%         100.00%        0.00%        100.00%            7.60%
Cambiar Small Cap ......        0.00%           0.00%        0.00%          0.00%            0.00%
Cambiar Aggressive
   Value ...............        0.00%           0.00%        0.00%          0.00%            0.00%

                           QUALIFYING       U.S.         INTEREST       SHORT-TERM         FOREIGN
                            DIVIDEND     GOVERNMENT       RELATED      CAPITAL GAIN      TAX CREDIT
                           INCOME (2)   INTEREST (3)   DIVIDENDS (4)   DIVIDEND (5)   PASS THROUGH (6)
                           ----------   ------------   -------------   ------------   ----------------
Cambiar Opportunity ....     100.00%         0.00%          0.03%           0.00%            0.00%
Cambiar International
   Equity ..............     100.00%         0.00%          0.00%           0.00%          100.00%
Cambiar Small Cap ......       0.00%         0.00%          0.00%           0.00%            0.00%
Cambiar Aggressive
   Value ...............       0.00%         0.00%          0.00%           0.00%            0.00%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS."

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS." IT IS THE INTENTION OF EACH OF THE AFOREMENTIONED FUNDS TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY LAW.

(3) "U.S. GOVERNMENT INTEREST" REPRESENTS THE AMOUNT OF INTEREST THAT WAS DERIVED FROM DIRECT U.S. GOVERNMENT OBLIGATIONS AND DISTRIBUTED DURING THE FISCAL YEAR. THIS AMOUNT IS REFLECTED AS A PERCENTAGE OF TOTAL ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). GENERALLY, INTEREST FROM DIRECT U.S. GOVERNMENT OBLIGATIONS IS EXEMPT FROM STATE INCOME TAX. HOWEVER, FOR RESIDENTS OF CALIFORNIA, CONNECTICUT AND NEW YORK, THE STATUTORY THRESHHOLD REQUIREMENTS WERE NOT SATISFIED TO PERMIT EXEMPTION OF THESE AMOUNTS FROM STATE INCOME.

(4) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING INTEREST INCOME" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF NET INVESTMENT INCOME DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS. THIS PROVISION OF THE IRC WILL BE EXPIRING FOR YEARS BEGINNING AFTER DECEMBER 31, 2009.

(5) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING SHORT-TERM CAPITAL GAIN" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF SHORT-TERM CAPITAL GAIN DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS. THIS PROVISION OF THE IRC WILL BE EXPIRING FOR YEARS BEGINNING AFTER DECEMBER 31, 2009.

(6) FOREIGN TAX CREDIT PASS THROUGH REPRESENTS AMOUNTS ELIGIBLE FOR THE FOREIGN TAX CREDIT AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS." THE CAMBIAR INTERNATIONAL FUND INTENDS TO PASS THROUGH A FOREIGN TAX CREDIT TO SHAREHOLDERS. FOR THE FISCAL YEAR ENDED APRIL 30, 2010, THE TOTAL AMOUNT OF FOREIGN SOURCE INCOME WAS $362,376. THE TOTAL AMOUNT OF FOREIGN TAXES PAID WAS $47,799. YOUR ALLOCABLE SHARES OF FOREIGN TAX CREDIT WILL BE REPORTED ON FORM 1099 DIV.

                                THE CAMBIAR FUNDS
                                P.O. Box 219009
                             Kansas City, MO 64121
                                 1-866-777-8227

                               INVESTMENT ADVISER
                             Cambiar Investors, LLC
                              2401 E. Second Avenue
                                    Suite 400
                                Denver, CO 80206

                                   DISTRIBUTOR
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                  ADMINISTRATOR
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                  LEGAL COUNSEL
                          Morgan, Lewis & Bockius, LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

          This information must be preceded or accompanied by a current prospectus for the Funds described.

CMB-AR-001-0800

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are John Darr and George Sullivan, and they are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by Ernst & Young LLP ("E&Y") to the Trust

E&Y billed the Funds aggregate fees for services rendered to the Funds for the fiscal year 2009 and for the fiscal year 2008 as follows:

                                       2010                                                       2009
                   ----------------------------------------------------  -------------------------------------------------------
                                                           All other
                                                           fees and                                           All other fees and
                                       All fees and       services to                        All fees and         services to
                    All fees and        services to         service       All fees and        services to     service affiliates
                   services to the  service affiliates  affiliates that  services to the  service affiliates     that did not
                   Trust that were       that were      did not require  Trust that were       that were            require
                     pre-approved      pre-approved       pre-approval    pre-approved       pre-approved        pre-approval
                   ---------------  ------------------  ---------------  ---------------  ------------------  ------------------
(a) Audit
       Fees(1)          $74,964             N/A               N/A             $74,964             N/A                 N/A
(b) Audit-Related
       Fees               N/A               N/A               N/A                 N/A             N/A                 N/A
(c) Tax Fees            $ 1,203             N/A               N/A             $   719             N/A                 N/A
(d) All Other
       Fees               N/A               N/A               N/A                 N/A             N/A                 N/A

Notes:

(1) Audit fees include amounts related to the audit of the Registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The Trust's Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the "Policy"), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant's Chief Financial Officer ("CFO") and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:
(1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor's annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC's rules and whether the provision of such services would impair the auditor's independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed by E&Y applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                     2010   2009
                     ----   ----
Audit-Related Fees     0%     0%
Tax Fees               0%     0%
All Other Fees         0%     0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by E&Y for fiscal year 2010 and fiscal year 2009 were $1,203 and $719, respectively.

(h) During the past fiscal year, all non-audit services provided by the Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence..

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               The Advisors' Inner Circle Fund


By (Signature and Title)*                  \s\ Philip T. Masterson
                                           -------------------------------------
                                           Philip T. Masterson, President

Date: July 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  \s\ Philip T. Masterson
                                           -------------------------------------
                                           Philip T. Masterson, President

Date: July 2, 2010


By (Signature and Title)*                  \s\ Michael Lawson
                                           -------------------------------------
                                           Michael Lawson, Treasurer,
                                           Controller & CFO

Date: July 2, 2010

* Print the name and title of each signing officer under his or her signature.